PERSPECTIVE ADVISORS
                           FIXED AND VARIABLE ANNUITY
                                    Issued by
                   Jackson National Life Insurance Company and
                      Jackson National Separate Account III

o Individual and group, flexible premium deferred annuity

o 2 guaranteed fixed accounts that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National) (the "guaranteed fixed accounts")

o Investment divisions which purchase shares of the following series of mutual funds:

JNL Series Trust
    JNL/Alliance Growth Series
    JNL/J.P. Morgan International & Emerging Markets Series
    JNL/Janus Aggressive Growth Series
    JNL/Janus Growth & Income Series
    JNL/Oppenheimer Global Growth Series
    JNL/Oppenheimer Growth Series
    JNL/PIMCO Total Return Bond Series
    JNL/Putnam Growth Series
    JNL/Putnam International Equity Series
    JNL/Putnam Midcap Growth Series
    JNL/Putnam Value Equity Series
    JNL/S&P Conservative Growth Series II
    JNL/S&P Moderate Growth Series II
    JNL/S&P Aggressive Growth Series II
    JNL/S&P Very Aggressive Growth Series II
    JNL/S&P Equity Growth Series II
    JNL/S&P Equity Aggressive Growth Series II
    Lazard/JNL Mid Cap Value Series
    Lazard/JNL Small Cap Value Series
    PPM America/JNL Money Market Series
    Salomon Brothers/JNL Balanced Series
    Salomon Brothers/JNL Global Bond Series
    Salomon Brothers/JNL High Yield Bond Series
    T. Rowe Price/JNL Mid-Cap Growth Series

JNL Variable Fund III LLC
    JNL/First Trust The DowSM Target 10 Series

Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2001, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Advisors Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

                                   May 1, 2001

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM", and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the Perspective Advisors Fixed and Variable Annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 10 Series. Please see Appendix B for additional information.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                TABLE OF CONTENTS


Key Facts...........................................................1

Fee Table...........................................................3


The Annuity Contract................................................7

The Company.........................................................7

The Guaranteed Fixed Accounts.......................................8

The Separate Account................................................8

Investment Divisions................................................8

Contract Charges...................................................10

Purchases..........................................................11

Allocations of Premium.............................................11

Transfers..........................................................12

Access to Your Money...............................................12

Income Payments (The Income Phase).................................13

Death Benefit......................................................14

Taxes..............................................................16

Other Information..................................................17


Table of Contents of the Statement of Additional Information.......19

Appendix A........................................................A-1

Appendix B........................................................B-1

                                    KEY FACTS

--------------------------------------------------------------------------------
Annuity Service Center:                 1 (800) 766-4683

         Mail Address:                  P.O. Box 378002, Denver, Colorado
                                        80237-8002

         Delivery Address:              8055 East Tufts Avenue, Second Floor,
                                        Denver, Colorado  80237

Institutional Marketing
Group Service Center:                   1 (800) 777-7779

         Mail Address:                  P.O. Box 30386, Lansing, Michigan
                                        48909-9692

         Delivery Address:              1 Corporate Way, Lansing, Michigan
                                        48951
                                        Attn:  IMG

Home Office:                            1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
The Annuity Contract                    The fixed and variable annuity contract
                                        offered by Jackson National provides a
                                        means for allocating on a tax-deferred
                                        basis to the guaranteed fixed accounts
                                        of Jackson National and the investment
                                        divisions (the "Allocation Options").
                                        The contract is intended for
                                        retirement savings or other long-term
                                        investment purposes and provides for a
                                        death benefit and income options.
--------------------------------------------------------------------------------
Allocation Options                      You can put money into any of the
                                        Allocation Options, but you may not
                                        put your money in more than
                                        eighteen of the variable options plus
                                        the guaranteed fixed accounts during the
                                        life of your contract.
--------------------------------------------------------------------------------
Expenses                                The contract has insurance features and
                                        investment features, and there are
                                        costs related to each.

                                        Jackson National makes a deduction for
                                        its insurance charges that is equal to
                                        1.50% of the daily value of the
                                        contracts invested in the investment
                                        divisions. This charge does not apply
                                        to the guaranteed fixed accounts.
                                        During the accumulation phase, Jackson
                                        National deducts a $50 annual contract
                                        maintenance charge from your contract.

                                        Jackson National may assess a state
                                        premium tax charge which ranges from
                                        0-4%, depending upon the state,
                                        when you begin receiving regular income
                                        payments from your contract, when
                                        you make a withdrawal or, in states
                                        where required, at the time premium
                                        payments are made.

                                        There are also investment charges which
                                        are expected to range, on an annual
                                        basis, from .20% to 1.22% of the average
                                        daily value of the Series, depending on
                                        the Series.
--------------------------------------------------------------------------------
Purchases                               Under most circumstances, you can buy a
                                        contract for $25,000 or more. You can
                                        add $5,000 or more ($2,000 or more for
                                        a qualified plan contract) at any time
                                        during the accumulation phase.
--------------------------------------------------------------------------------
Access to Your Money                    You can take money out of your contract
                                        during the accumulation phase. You may
                                        have to pay income tax and a tax
                                        penalty on any money you take out.
--------------------------------------------------------------------------------
Income Payments                         You may choose to receive regular income
                                        from your annuity. During the income
                                        phase, you have the same variable
                                        allocation options you had during the
                                        accumulation phase.
--------------------------------------------------------------------------------
Death Benefit                           If you die before moving to the income
                                        phase, the person you have chosen
                                        as your beneficiary will receive a
                                        death benefit.
--------------------------------------------------------------------------------
Free Look                               You can cancel the contract within
                                        twenty days after receiving it (or
                                        whatever period is required in your
                                        state). Under most circumstances,
                                        Jackson National will return the amount
                                        your contract is worth on the day we
                                        receive your request.  This may be
                                        more or less than your original payment.
                                        If required by law, Jackson National
                                        will return your premium.
--------------------------------------------------------------------------------
Taxes                                   Under the Internal Revenue Code you
                                        generally will not be taxed on the
                                        earnings on the money held in your
                                        contract until you take money out (this
                                        is referred to as tax-deferral). There
                                        are different rules as to how you will
                                        be taxed depending on how you take
                                        the money out and whether your contract
                                        is non-qualified or purchased
                                        as part of a qualified plan.
--------------------------------------------------------------------------------

                                    FEE TABLE

Owner Transaction Expenses1

         Withdrawal Charge:
         None

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $50 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.50%

Series Annual Expenses
(as a percentage of series average net assets)


                                                                    Management      Estimated                     Total
                                                                        and        Distribution                   Series
                                                                  Administrative     (12b-1)        Other         Annual
                                                                        Fee           Fees*        Expenses      Expenses
----------------------------------------------------------------- ---------------- ------------- ------------- -------------

JNL/Alliance Growth Series                                            .87%              .02%          0%            .89%
JNL/J.P. Morgan International & Emerging Markets Series              1.07%              .03%          0%           1.10%
JNL/Janus Aggressive Growth Series                                    .98%              .01%          0%            .99%
JNL/Janus Global Equities Series**                                   1.03%              .02%          0%           1.05%
JNL/Janus Growth & Income Series                                     1.04%              .04%          0%           1.08%
JNL/Oppenheimer Global Growth Series                                 1.05%              .01%+         0%           1.06%
JNL/Oppenheimer Global Series                                        1.00%              .01%+         0%           1.01%
JNL/PIMCO Total Return Bond Series                                    .80%             .01%+          0%            .81%
JNL/Putnam Growth Series                                              .94%              .01%          0%            .95%
JNL/Putnam International Equity Series                               1.17%              .05%          0%           1.22%
JNL/Putnam Midcap Growth Series                                      1.05%              .08%          0%           1.13%
JNL/Putnam Value Equity Series                                        .96%              .02%          0%            .98%
JNL/S&P Conservative Growth Series II***                              .20%                0%          0%            .20%
JNL/S&P Moderate Growth Series II***                                  .20%                0%          0%            .20%
JNL/S&P Aggressive Growth Series II***                                .20%                0%          0%            .20%
JNL/S&P Very Aggressive Growth Series II***                           .20%                0%          0%            .20%
JNL/S&P Equity Growth Series II***                                    .20%                0%          0%            .20%
JNL/S&P Equity Aggressive Growth Series II***                         .20%                0%          0%            .20%
Lazard/JNL Mid Cap Value Series                                      1.07%              .05%          0%           1.12%
Lazard/JNL Small Cap Value Series                                    1.15%              .03%          0%           1.18%
PPM America/JNL Money Market Series                                   .70%                0%          0%            .70%
Salomon Brothers/JNL Balanced Series                                  .90%              .01%          0%            .91%
Salomon Brothers/JNL Global Bond Series                               .95%              .01%+         0%            .96%
Salomon Brothers/JNL High Yield Bond Series                           .90%              .01%+         0%            .91%
T. Rowe Price/JNL Mid-Cap Growth Series                              1.02%              .01%+         0%           1.03%
JNL/First Trust The DowSM Target 10 Series                            .85%                0%          0%            .85%
---------------------------------------------------------------------------------------------------------------------------


Certain Series pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund III LLC by Jackson National Asset Management, LLC. The JNL/Oppenheimer Global Growth Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.


+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


** The JNL/Janus Global Equities Series (the "Series") was closed to new contract holders on September 1, 2000. The Series is still available to contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.

*** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series) could range from .90% to 1.42% (this range reflects an investment in the Series with the lowest and highest Total Series Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying Series. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying Series. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or less than those shown.


JNL/S&P Conservative Growth Series II...............................  0.914%
JNL/S&P Moderate Growth Series II...................................  0.933%
JNL/S&P Aggressive Growth Series II.................................  0.948%
JNL/S&P Very Aggressive Growth Series II............................  0.961%
JNL/S&P Equity Growth Series II.....................................  0.965%
JNL/S&P Equity Aggressive Growth Series II..........................  0.969%

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                                         Time Periods
----------------------------------------------------------------------------- --------- --------- --------- ---------
                                                                                 1         3         5         10
                                                                                year     years    years     years
----------------------------------------------------------------------------- --------- --------- --------- ---------

JNL/Alliance Growth Division                                                   $  24      $  75     $ 129     $ 275
JNL/J.P. Morgan International & Emerging Markets Division                         27         81       139       295
JNL/Janus Aggressive Growth Division                                              25         78       134       285
JNL/Janus Global Equities Division*                                               26         80       137       290
JNL/Janus Growth & Income Division                                                26         81       138       293
JNL/Oppenheimer Global Growth Series                                              26         80       137       291
JNL/Oppenheimer Global Series                                                     26         79       135       287
JNL/PIMCO Total Return Bond Division                                              24         73       125       267
JNL/Putnam Growth Division                                                        25         77       132       281
JNL/Putnam International Equity Division                                          28         85       145       307
JNL/Putnam Midcap Growth Division                                                 27         82       141       298
JNL/Putnam Value Equity Division                                                  25         78       133       284
JNL/S&P Conservative Growth Division II                                           17         54        93       203
JNL/S&P Moderate Growth Division II                                               17         54        93       203
JNL/S&P Aggressive Growth Division II                                             17         54        93       203
JNL/S&P Very Aggressive Growth Division II                                        17         54        93       203
JNL/S&P Equity Growth Division II                                                 17         54        93       203
JNL/S&P Equity Aggressive Growth Division II                                      17         54        93       203
Lazard/JNL Mid Cap Value Division                                                 27         82       140       297
Lazard/JNL Small Cap Value Division                                               27         84       143       303
PPM America/JNL Money Market Division                                             23         69       119       255
Salomon Brothers/JNL Balanced Division                                            25         76       130       277
Salomon Brothers/JNL Global Bond Division                                         25         77       132       282
Salomon Brothers/JNL High Yield Bond Division                                     25         76       130       277
T. Rowe Price/JNL Mid-Cap Growth Division                                         26         79       136       289
JNL/First Trust The DowSM Target 10 Division                                      24         74       127       271

----------------------------------------------------------------------------- --------- --------- --------- ---------

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

The Examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial Statements. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:

     o the financial statements of the Separate Account for the year ended December 31, 2000

     o the financial statements of Jackson National for the year ended December 31, 2000

The Separate Account's financial statements for the period ended December 31, 2000, and the financial statements of Jackson National for the year ended December 31, 2000, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis in guaranteed fixed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Your contract contains a more complete description of the guaranteed fixed accounts.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:

JNL Series Trust
       JNL/Alliance Growth Series
       JNL/J.P. Morgan International & Emerging Markets Series
       JNL/Janus Aggressive Growth Series
       JNL/Janus Growth & Income Series
       JNL/Oppenheimer Global Growth Series
       JNL/Oppenheimer Growth Series
       JNL/PIMCO Total Return Bond Series
       JNL/Putnam Growth Series
       JNL/Putnam International Equity Series
       JNL/Putnam Midcap Growth Series
       JNL/Putnam Value Equity Series
       JNL/S&P Conservative Growth Series II
       JNL/S&P Moderate Growth Series II
       JNL/S&P Aggressive Growth Series II
       JNL/S&P Very Aggressive Growth Series II
       JNL/S&P Equity Growth Series II
       JNL/S&P Equity Aggressive Growth Series II
       Lazard/JNL Small Cap Value Series
       Lazard/JNL Mid Cap Value Series
       PPM America/JNL Money Market Series
       Salomon Brothers/JNL Balanced Series
       Salomon Brothers/JNL Global Bond Series
       Salomon Brothers/JNL High Yield Bond Series
       T. Rowe Price/JNL Mid-Cap Growth Series

JNL Variable Fund III LLC
       JNL/First Trust The DowSM Target 10 Series - seeks high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM which have the highest dividend yields on a pre-determined selection date.


The Series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Series. The sub-adviser for each Series is listed in the following table:


--------------------------------- ---------------------------------------------
Sub-Adviser                       Series
--------------------------------- ---------------------------------------------
Alliance Capital Management L.P.  JNL/Alliance Growth Series
--------------------------------- ---------------------------------------------
J.P. Morgan Investment            JNL/J.P. Morgan International
Management Inc.                     & Emerging Markets Series
--------------------------------- ---------------------------------------------
Janus Capital Corporation         JNL/Janus Aggressive Growth Series
                                  JNL/Janus Global Equities Series*
                                  JNL/Janus Growth & Income Series
--------------------------------- ---------------------------------------------
OppenheimerFunds, Inc             JNL/Oppenheimer Global Growth Series
                                  JNL/Oppenheimer Growth Series
--------------------------------- ---------------------------------------------
Pacific Investment Management     JNL/PIMCO Total Return Bond Series
Company
--------------------------------- ---------------------------------------------
Putnam Investment Management,     JNL/Putnam Growth Series
Inc.                              JNL/Putnam International Equity Series
                                  JNL/Putnam Midcap Growth Series
                                  JNL/Putnam Value Equity Series
--------------------------------- ---------------------------------------------
Standard & Poor's Investment      JNL/S&P Conservative Growth Series II
Advisory Services, Inc.           JNL/S&P Moderate Growth Series II
                                  JNL/S&P Aggressive Growth Series II
                                  JNL/S&P Very Aggressive Growth Series II
                                  JNL/S&P Equity Growth Series II
                                  JNL/S&P Equity Aggressive Growth Series II
--------------------------------- ---------------------------------------------
Lazard Asset Management           Lazard/JNL Small Cap Value Series
                                  Lazard/JNL Mid Cap Value Series
--------------------------------- ---------------------------------------------
PPM America, Inc.                 PPM America/JNL Money Market Series
--------------------------------- ---------------------------------------------
Salomon Brothers Asset            Salomon Brothers/JNL Balanced Series
Management Inc                    Salomon Brothers/JNL Global Bond Series
                                  Salomon Brothers/JNL High Yield Bond Series
--------------------------------- ---------------------------------------------
T. Rowe Price Associates, Inc.    T. Rowe Price/JNL Mid-Cap Growth Series
--------------------------------- ---------------------------------------------

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Series. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC carefully before investing. Additional Series and investment divisions may be available in the future.

Voting Rights. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the Series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

Substitution. Jackson National may be required to or determine in its sole discretion to substitute a different mutual fund for the one the investment division is currently invested in. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

     o to make income payments for the life of the annuitant during the income phase; and

     o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Other Expenses. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the Series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

Income Taxes. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.

                                    PURCHASES

Minimum Initial Premium:

     o $25,000 under most circumstances

     o The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:

     o $5,000 for a non-qualified plan contract

     o $2,000 for a qualified plan contract

     o $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division.

Allocations of Premium. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Capital Protection Program. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.

Accumulation Units. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of assets held in the particular investment division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     o by making either a partial or complete withdrawal, or

     o by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1. the value of the contract on the day you made the withdrawal;

     2. less any premium tax; and

     3. less any contract maintenance charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from qualified plans. See "Taxes." Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b) trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or;

     d) the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 4.5% assumed investment rate used in the annuity table for the contract; and

     3. the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the owner for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option. Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

         Additional Options - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

     1. the current value of your contract, or

     2. the guaranteed minimum death benefit.

       Guaranteed Minimum Death Benefit.

          o Prior to the first anniversary of the contract issue date, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first contract year.

          o On each anniversary of the contract issue date prior to the date of death, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

          Ages 0 - 70. The greater of:

               a. the guaranteed minimum death benefit on the last contract anniversary

                    i. adjusted for any premiums paid since the last contract anniversary

                    ii. minus the sum of total withdrawals,  charges and premium taxes incurred since the last contract anniversary accumulated at 2%

               b. the current value of the contract

          Ages 71 - 80. The greater of:

               a. the guaranteed minimum death benefit on the last contract anniversary

                    i. adjusted for any premiums paid since the last contract anniversary

                    ii. minus the sum of total withdrawals,  charges and premium taxes incurred since the last contract anniversary

               b. the current value of the contract

          Ages 81 and older.

               a. the guaranteed minimum death benefit on the last contract anniversary

                    i. adjusted for any premiums paid since the last contract anniversary

                    ii. minus the sum of total withdrawals,  charges and premium taxes incurred since the last contract anniversary

     o After the first anniversary of the contract issue date, at any time between anniversaries, the guaranteed minimum death benefit is equal to:

               a. the guaranteed minimum death benefit on the last contract anniversary prior to the date of death

                    i. adjusted for any premiums paid since the last contract anniversary

                    ii. minus the sum of total withdrawals,  charges and premium taxes incurred since the last contract anniversary

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within 1 year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a contract.

Tax-Qualified and Non-Qualified Contracts. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

Death Benefits. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION

Rebalancing. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment division plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments were required by law.

Advertising. From time to time, Jackson National may advertise several types of performance for the investment divisions.

     o Total return is the overall change in the value of an investment in an investment division over a given period of time.

     o Standardized average annual total return is calculated in accordance with SEC guidelines.

     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the Series, rather than the inception date of the investment division.

     o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge. The deduction of the contract maintenance would reduce the percentage increase or make greater any percentage decrease.

Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Series can hurt the Series performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests for multiple contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Series or the contract holders.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

Legal Proceedings. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.

--------------------------------------------------------------------------------
Questions. If you have questions about your contract, you may call or write to us at:

     o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

     o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ........................................... 2

Services .................................................................. 2

Purchase of Securities Being Offered ...................................... 2

Underwriters .............................................................. 2

Calculation of Performance ................................................ 3


Additional Tax Information ................................................ 8


Net Investment Factor .....................................................19

Financial Statements ......................................................20

                                       A-4
                                   APPENDIX A

Condensed Financial Information

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.



Investment Divisions                                      December 31,          December 31,        December 31,
                                                              2000                  1999              1998 (a)
-------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Division
Accumulation unit value:
    Beginning of period                                     $15.55                $12.31                $10.00
    End of period                                            $12.62               $15.55                $12.31
  Accumulation units outstanding
  at the end of period                                     995,023               615,807                80,806

JNL/J.P. Morgan International & Emerging Markets Division
  Accumulation unit value:
    Beginning of period                                     $12.24                 $9.01                $10.00
    End of period                                           $10.21                $12.24                 $9.01
  Accumulation units outstanding
  at the end of period                                     148,551                78,494                 6,345

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                     $24.96                $13.03                $10.00
    End of period                                           $19.44                $24.96                $13.03
  Accumulation units outstanding
  at the end of period                                   1,363,778               958,597               147,588

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period                                     $16.87                $10.40                $10.00
    End of period                                           $13.58                $16.87                $10.40
  Accumulation units outstanding
  at the end of period                                   1,429,517             1,186,162               157,121

JNL/Janus Growth & Income Division (b) Accumulation unit value:
    Beginning of period                                      $8.93                 $8.63                $10.00
    End of period                                            $8.04                 $8.93                 $8.63
  Accumulation units outstanding
  at the end of period                                   1,015,146               531,964               171,838





          (a) The Separate Account commenced operations on April 13, 1998.

          (b) Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the management fee was 1.025%.

          (c) The JNL/Putnam Midcap Growth Division had not commenced operations as of December 31, 1999.

          (d) Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.

          (e) The JNL/First Trust The DowSM Target 10 Division commenced operations on August 16, 1999.



Investment Divisions                                      December 31,          December 31,        December 31,
                                                              2000                  1999              1998 (a)
-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     $10.32                $10.50                $10.00
    End of period                                           $11.35                $10.32                $10.50
  Accumulation units outstanding
  at the end of period                                     677,074               506,433               235,487

JNL/Putnam Growth Division Accumulation unit value:
    Beginning of period                                     $14.57                $11.43                $10.00
    End of period                                           $11.80                $14.57                $11.43
  Accumulation units outstanding
  at the end of period                                   1,280,526               885,116               205,520

JNL/Putnam International Equity Division (c)
Accumulation unit value:
    Beginning of period                                     $12.90                 $9.91                $10.00
    End of period                                           $10.93                $12.90                 $9.91
  Accumulation units outstanding
  at the end of period                                     368,459               209,556                61,410

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     $10.00                N/A(d)                N/A(d)
    End of period                                           $10.93                N/A(d)                N/A(d)
  Accumulation units outstanding
  at the end of period                                     172,864                N/A(d)                N/A(d)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                      $9.76                $10.02                $10.00
    End of period                                           $10.29                 $9.76                $10.02
  Accumulation units outstanding
  at the end of the period                                 959,018               773,947               218,997

JNL/S&P Conservative Growth Division II Accumulation unit value:
    Beginning of period                                     $10.80                 $9.44                $10.00
    End of period                                           $10.02                $10.80                 $9.44
  Accumulation units outstanding
  at the end of period                                     970,385               602,879               180,307

JNL/S&P Moderate Growth Division II Accumulation unit value:
    Beginning of period                                     $12.23                $10.11                $10.00
    End of period                                           $11.26                $12.23                $10.11
  Accumulation units outstanding
  at the end of period                                   1,588,367               854,501               282,366


          (a) The Separate Account commenced operations on April 13, 1998.

          (b) Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the management fee was 1.025%.

          (c) The JNL/Putnam Midcap Growth Division had not commenced operations as of December 31, 1999.

          (d) Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.

          (e) The JNL/First Trust The DowSM Target 10 Division commenced operations on August 16, 1999.


Investment Divisions                                      December 31,          December 31,        December 31,
                                                              2000                  1999              1998 (a)
-------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Division II
Accumulation unit value:
    Beginning of period                                     $12.60                 $9.94                $10.00
    End of period                                           $11.29                $12.60                 $9.94
  Accumulation units outstanding
  at the end of period                                     554,148               268,049                26,852

JNL/S&P Very Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                     $14.99                $10.68                $10.00
    End of period                                           $12.87                $14.99                $10.68
  Accumulation units outstanding
  at the end of period                                     341,631               208,299                14,476

JNL/S&P Equity Growth Division II
Accumulation unit value:
    Beginning of period                                     $13.34                 $9.93                $10.00
    End of period                                           $11.78                $13.34                 $9.93
  Accumulation units outstanding
  at the end of period                                     954,582               354,886                60,447

JNL/S&P Equity Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                     $14.10                $10.25                $10.00
    End of period                                           $12.33                $14.10                $10.25
  Accumulation units outstanding
  at the end of period                                     281,652                67,079                21,850

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                      $9.07                 $8.78                $10.00
    End of period                                           $11.20                 $9.07                 $8.78
  Accumulation units outstanding
  at the end of period                                     366,780               171,410                52,028

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                      $8.36                 $8.32                $10.00
    End of period                                            $9.60                 $8.36                 $8.32
  Accumulation units outstanding
  at the end of period                                     349,115               181,352                39,767

PPM America/JNL Money Market Division
Accumulation unit value:
    Beginning of period                                     $10.56                $10.24                $10.00
    End of period                                           $11.01                $10.56                $10.24
  Accumulation units outstanding
  at the end of period                                   3,872,725             2,478,280               206,487


          (a) The Separate Account commenced operations on April 13, 1998.

          (b) Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the management fee was 1.025%.

          (c) The JNL/Putnam Midcap Growth Division had not commenced operations as of December 31, 1999.

          (d) Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.

          (e) The JNL/First Trust The DowSM Target 10 Division commenced operations on August 16, 1999.


Investment Divisions                                      December 31,          December 31,        December 31,
                                                              2000                  1999              1998 (a)
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                      $9.99                $10.14                $10.00
    End of period                                           $10.65                 $9.99                $10.14
  Accumulation units outstanding
  at the end of the period                                 422,854               377,698               132,312

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                      $9.91                 $9.87                $10.00
    End of period                                           $10.46                 $9.91                 $9.87
  Accumulation units outstanding
  at the end of period                                     225,791               142,600                94,907

Salomon Brothers/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                      $9.61                 $9.93                $10.00
    End of period                                            $9.02                 $9.61                 $9.93
  Accumulation units outstanding
  at the end of period                                     530,062               486,613               210,063

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     $12.60                $10.31                $10.00
    End of period                                           $13.30                $12.60                $10.31
  Accumulation units outstanding
  at the end of period                                     787,379               415,659               129,491

JNL/First Trust The DowSM Target 10 Division
Accumulation unit value:
    Beginning of period                                      $8.88                $10.00                N/A(e)
    End of period                                            $9.16                 $8.88                N/A(e)
  Accumulation units outstanding
  at the end of period                                     154,301                42,257                N/A(e)



          (a) The Separate Account commenced operations on April 13, 1998.

          (b) Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the management fee was 1.025%.

          (c) The JNL/Putnam Midcap Growth Division had not commenced operations as of December 31, 1999.

          (d) Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.

          (e) The JNL/First Trust The DowSM Target 10 Division commenced operations on August 16, 1999.

                                       B-1
                                   APPENDIX B
Dow Jones does not:

o  Sponsor,  endorse,  sell or  promote  the  JNL/First  Trust The Dow Target 10
Series.

o Recommend that any person invest in the JNL/First Trust The Dow Target 10 Series or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 10 Series.

o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 10 Series.

o Consider the needs of the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

Dow Jones will not have any liability in connection with the JNL/First Trust The Dow Target 10 Series. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the JNL/First Trust The Dow Target 10 Series, the owners of the JNL/First Trust The Dow Target 10 Series or any other person in connection with the use of the DJIA and the data included in the DJIA;

o The accuracy or completeness of the DJIA and its data;

o The merchantability and the fitness for a particular purpose or use of the DJIA and its data;

o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between First Trust Advisors L.P. (sub-adviser to the JNL Variable Fund III LLC) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/First Trust The Dow Target 10 Series or any other third parties.
--------------------------------------------------------------------------------







--------
1 See "Contract Charges"




* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.


* The JNL/Janus Global Equities Series (the "Series") was closed to new contract holders on September 1, 2000. The Series is still available to contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2001



                          INDIVIDUAL AND GROUP DEFERRED

                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 200. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all investment divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                        Page


General Information and History...........................................2
Services..................................................................2
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculation of Performance................................................3
Additional Tax Information................................................8
Income Payments; Net Investment Factor ..................................19
Financial Statements ....................................................20

General Information and History

Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.


Services


Jackson National is the custodian of the assets of the Separate Account. Jackson National has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National. These changes were put into effect by Jackson National as of the date referenced above. Neither Jackson National nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.


Jorden Burt Boros Cicchetti Berenson & Johnson provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.


Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.

Calculation of Performance

When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.


The standardized average annual total returns for each investment portfolio (except the PPM America/JNL Money Market Division) for the period ended December 31, 2000 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                           Date of Initial
                                                                                            Investment in
                                                                                            Corresponding
                                                                                             Division to
                                                                          One Year          December 31,
                                                                           Period                2000
                                                                       --------------       --------------
JNL/Alliance Growth Division                                                -19.21%               8.97%
JNL/J.P. Morgan International & Emerging Markets Division                   -16.70%               0.73%
JNL/Janus Aggressive Growth Division                                        -22.74%              27.53%
JNL/Janus Global Equities Division                                          -20.03%              11.74%
JNL/Janus Growth & Income Division                                          -10.16%               7.79%
JNL/PIMCO Total Return Bond Division                                          9.81%               4.74%
JNL/Putnam Growth Division                                                  -19.54%               6.20%
JNL/Putnam International Equity Division                                    -15.42%               3.20%
JNL/Putnam MidCap Growth Division                                               N/A               9.21%
JNL/Putnam Value Equity Division                                              5.06%               0.95%
JNL/S&P Conservative Growth Division II                                      -7.28%               0.05%
JNL/S&P Moderate Growth Division II                                          -8.14%               4.37%
JNL/S&P Aggressive Growth Division II                                       -10.47%               4.54%
JNL/S&P Very Aggressive Growth Division II                                  -14.22%               9.68%
JNL/S&P Equity Growth Division II                                           -11.81%               6.15%
JNL/S&P Equity Aggressive Growth Division II                                -12.55%               7.99%
Lazard/JNL Mid Cap Value Division                                            23.37%               4.27%
Lazard/JNL Small Cap Value Division                                          14.72%              -1.58%
Salomon Brothers/JNL Balanced Division                                        6.45%               2.32%
Salomon Brothers/JNL Global Bond Division                                     5.50%               1.66%
Salomon Brothers/JNL High Yield Bond Division                                -6.26%              -3.81%
T. Rowe Price/JNL Mid-Cap Growth Division                                     5.24%              10.97%
JNL/First Trust The DowSM Target 10 Division                                  3.11%              -6.19%

* The JNL/Alliance Growth Series commenced operations on April 30, 1998, the JNL/J.P. Morgan International & Emerging Markets Division commenced operations on April 14, 1998, the JNL/Janus Aggressive Growth Division commenced operations on April 14, 1998, the JNL/Janus Global Equities Division commenced operations on April 14, 1998, the JNL/Janus Growth & Income Division commenced operations on April 14, 1998, the JNL/PIMCO Total Return Bond Series commenced operations on April 22, 1998, the JNL/Putnam Growth Division commenced operations on April 30, 1998, the JNL/Putnam International Equity Division commenced operations on April 30, 1998, the JNL/Putnam MidCap Growth Division commenced operations on May 26, 2000, the JNL/Putnam Value Equity Division commenced operations on April 30, 1998, the JNL/S&P Conservative Growth Division II commenced operations on April 13, 1998, the JNL/S&P Moderate Growth Division II commenced operations on April 13, 1998, the JNL/S&P Aggressive Growth Division II commenced operations on April 13, 1998, the JNL/S&P Very Aggressive Growth Division II commenced operations on April 13, 1998, the JNL/S&P Equity Growth Division II commenced operations on April 13, 1998, the JNL/S&P Equity Aggressive Growth Division II commenced operations on April 13, 1998, the Lazard/JNL Mid Cap Value Series Division commenced operations on April 30, 1998, the Lazard/JNL Small Cap Value Division commenced operations on April 30, 1998, the Salomon Brothers/JNL Balanced Division commenced operations on April 22, 1998, the Salomon Brothers/JNL Global Bond Division commenced operations on April 22, 1998, the Salomon Brothers/JNL High Yield Bond Division commenced operations on April 22, 1998, the T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on April 16, 1998, and the JNL/First Trust The DowSM Target 10 Portfolio commenced operations on August 16, 1999.

Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):




                                                                                                                 Date of Initial
                                                                                                                   Offering of
                                                                     One Year Period       Five Year Period       Corresponding
                                                                          Ended                 Ended               Series to
                                                                       December 31,          December 31,         December 31,
                                                                           2000                  2000                 2000
                                                                      -------------         --------------       ----------------
JNL/Alliance Growth Division2                                             -18.81%                   N/A                11.03%
JNL/J.P. Morgan International & Emerging Markets Division2                -16.62%                   N/A                 3.61%
JNL/Janus Aggressive Growth Division1                                     -22.11%                24.64%                26.17%
JNL/Janus Global Equities Division1                                       -19.50%                19.85%                22.74%
JNL/Janus Growth & Income Division6                                        -9.92%                   N/A                -7.70%
JNL/PIMCO Total Return Bond Division2                                       9.99%                   N/A                 4.35%
JNL/Putnam Growth Division7                                               -19.06%                   N/A                 6.38%
JNL/Putnam International Equity Division7                                 -15.26%                   N/A                 3.38%
JNL/Putnam MidCap Growth Series5                                              N/A                   N/A                -1.98%
JNL/Putnam Value Equity Division7                                           5.38%                   N/A                 1.07%
JNL/S&P Conservative Growth Division II3                                   -7.16%                   N/A                 0.09%
JNL/S&P Moderate Growth Division II3                                       -7.95%                   N/A                 4.45%
JNL/S&P Aggressive Growth Division II3                                    -10.38%                   N/A                 4.58%
JNL/S&P Very Aggressive Growth Division II3                               -14.15%                   N/A                 9.72%
JNL/S&P Equity Growth Division II3                                        -11.67%                   N/A                 6.21%
JNL/S&P Equity Aggressive Growth Division II3                             -12.50%                   N/A                 8.02%
Lazard/JNL Mid Cap Value Division2                                         23.51%                   N/A                 5.47%
Lazard/JNL Small Cap Value Division2                                       14.87%                   N/A                -0.28%
Salomon Brothers/JNL Balanced Division2                                     6.60%                   N/A                 3.40%
Salomon Brothers/JNL Global Bond Division1                                  5.59%                 5.60%                 6.08%
Salomon Brothers/JNL High Yield Bond Division2                             -6.08%                   N/A                -3.29%
T. Rowe Price/JNL Mid-Cap Growth Division1                                  5.58%                16.90%                20.05%
JNL/First Trust The DowSM Target 10 Division4                               3.15%                   N/A                -6.19%


     1 Corresponding series commenced operations on May 15, 1995.

     2 Corresponding series commenced operations on March 2, 1998.

     3 Corresponding series commenced operations on April 13, 1998.

     4 Corresponding series commenced operations on August 16, 1999.


     5 Corresponding series commenced operations on May 1, 2000. Performance figures are not annualized.

     6 Corresponding series commenced operations on April 14, 1998.

     7 Corresponding series commenced operations on April 30, 1998.


Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the corresponding series was sub-advised by Goldman Sachs Asset Management.

Prior to May 1, 1997, the corresponding series of the JNL/Putnam Growth Division was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding series of the JNL/Putnam Value Equity Division was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and it's corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

a = net investment income earned during the period by the Series attributable to shares owned by the investment division.
b = expenses for the investment division accrued for the period (net of reimbursements).
c = the average daily number of accumulation units outstanding during the period.
d = the maximum offering price per accumulation unit on the last day of the period.


The yield for the 30-day period ended December 31, 2000 for each of the referenced investment divisions is as follows:

JNL/PIMCO Total Return Bond Division                               4.20%
Salomon Brothers/JNL Balanced Division                             0.99%
Salomon Brothers/JNL Global Bond Division                          5.89%
Salomon Brothers/JNL High Yield Bond Division                      7.08%


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.


Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 2000 were 4.45% and 4.54%, respectively.


The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue was Revenue Procedure 99-44 which announced that, notwithstanding the terms of Revenue Ruling 81-225, the IRS would not seek to apply the principles of that Ruling to non-qualified contracts.

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an individual retirement annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Tax-Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are generally descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. These IRA and annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA annuities contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuities. The 10% penalty tax and the regular IRA annuities exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuities to another Roth IRA annuities. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuities to Roth IRA annuities, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuities being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from Roth IRA annuities to another Roth IRA annuities.

         (d) Pension and Profit-Sharing Plans

         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

          o attains age 70 1/2,

          o separates from service,

          o dies, or

          o suffers an unforeseeable financial emergency as defined in the Code.

         Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


Net Investment Factor


The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


     (a) is the net result of:

          (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and


     (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                     Jackson National Separate Account - III





                                [GRAPHIC OMITTED]














                              Financial Statements



                                December 31, 2000

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company and
       Contract Owners of Jackson National Separate Account - III


We have audited the accompanying statement of assets and liabilities of each of the twenty-four portfolios comprising Jackson National Separate Account - III, including the schedule of investments as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-four portfolios comprising Jackson National Separate Account - III as of December 31, 2000 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




February 2, 2001

                     Jackson National Separate Account - III

                       Statement of Assets and Liabilities
                                December 31, 2000

                                                                              Portfolios
                                   -------------------------------------------------------------------------------------------------
                                                     JNL/
                                                 J.P. Morgan                                               JNL/PIMCO
                                                 International  JNL/Janus      JNL/Janus     JNL/Janus       Total
                                   JNL/Alliance   & Emerging    Aggressive      Global       Growth &       Return      JNL/Putnam
                                      Growth       Markets        Growth       Equities       Income         Bond         Growth
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------
Assets:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments)                   $ 12,561,844  $  1,516,633  $ 26,514,855  $ 19,409,471  $  8,166,397  $  7,684,615  $ 15,105,016
   Due from Jackson National
    Life Insurance Company                6,628             -         5,663             -         8,856       270,287        35,713
   Receivable for investments
    sold                                131,475       345,383     6,440,522    16,986,453           343           315        23,556
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Assets                    12,699,947     1,862,016    32,961,040    36,395,924     8,175,596     7,955,217    15,164,285

Liabilities:

   Payable for investments
     purchased                            6,628             -         5,663             -         8,856       270,287        35,713
   Due to Jackson National Life
    Insurance Company                   131,475       345,383     6,440,522    16,986,453           343           315        23,556
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Liabilities                  138,103       345,383     6,446,185    16,986,453         9,199       270,602        59,269
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net Assets                         $ 12,561,844  $  1,516,633  $ 26,514,855  $ 19,409,471  $  8,166,397  $  7,684,615  $ 15,105,016
                                   ============= ============= ============= ============= ============= ============= =============

Total Net Assets Represented by:
   Number of units outstanding          995,023       148,551     1,363,778     1,429,517     1,015,146       677,074     1,280,526
                                   ============= ============= ============= ============= ============= ============= =============
   Unit value (net assets
    divided by
    units outstanding)             $      12.62  $      10.21  $      19.44  $      13.58  $      8.04   $      11.35  $      11.80
                                   ============= ============= ============= ============= ============= ============= =============

                See accompanying notes to financial statements.

                                   -------------------------------------------------------------------------------------------------

                                                                                                              PPM
                                    JNL/Putnam    JNL/ Putnam                  Lazard/JNL    Lazard/JNL   America/JNL     Salomon
                                   International     Midcap      JNL/Putnam     Mid Cap      Small Cap       Money      Brothers/JNL
                                      Equity         Growth     Value Equity     Value         Value         Market       Balanced
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------
Assets:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments)                   $  4,027,002   $  1,888,873  $  9,867,451  $  4,107,043  $  3,351,040  $ 42,623,180  $  4,505,245
   Due from Jackson National
    Life Insurance Company                2,250          1,928         5,869       165,165         2,029    24,204,455       213,061
   Receivable for investments
    sold                              2,987,451             77        25,719           162         1,097           755           186
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------
     Total Assets                     7,016,703      1,890,878     9,899,039     4,272,370     3,354,166    66,828,390     4,718,492

Liabilities:

   Payable for investments
     purchased                            2,250          1,928         5,869       165,165         2,029    24,204,455       213,061
   Due to Jackson National Life
    Insurance Company                 2,987,451             77        25,719           162         1,097           755           186
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------
     Total Liabilities                2,989,701          2,005        31,588       165,327         3,126    24,205,210       213,247
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------

Net Assets                         $  4,027,002   $  1,888,873  $  9,867,451  $  4,107,043  $  3,351,040  $ 42,623,180  $  4,505,245
                                   ============== ============= ============= ============= ============= ============= ============

Total Net Assets Represented by:
   Number of units outstanding          368,459        172,864       959,018       366,780       349,115     3,872,725       422,854
                                   ============== ============= ============= ============= ============= ============= ============
   Unit value (net assets
    divided by
    units outstanding)             $      10.93   $      10.93  $      10.29  $      11.20  $      9.60   $      11.01  $      10.65
                                   ============== ============= ============= ============= ============= ============= ============

                                  -----------------------------------------

                                                  Salomon       T. Rowe
                                    Salomon     Brothers/JNL   Price/JNL
                                  Brothers/JNL   High Yield     Mid-Cap
                                  Global Bond       Bond         Growth
                                  ------------- ------------- -------------

Assets:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments)                  $  2,362,278  $  4,783,467  $ 10,471,076
   Due from Jackson National
    Life Insurance Company             117,787         1,500       215,086
   Receivable for investments
    sold                                    97           196        27,493
                                  ------------- ------------- -------------
     Total Assets                    2,480,162     4,785,163    10,713,655

Liabilities:

   Payable for investments
     purchased                         117,787         1,500       215,086
   Due to Jackson National Life
    Insurance Company                       97           196        27,493
                                  ------------- ------------- -------------
     Total Liabilities                 117,884         1,696       242,579
                                  ------------- ------------- -------------

Net Assets                        $  2,362,278  $  4,783,467  $ 10,471,076
                                  ============= ============= =============

Total Net Assets Represented by:
   Number of units outstanding         225,791       530,062       787,379
                                  ============= ============= =============
   Unit value (net assets
    divided by
    units outstanding)            $      10.46  $      9.02   $      13.30
                                  ============= ============= =============

                     Jackson National Separate Account - III

                                December 31, 2000

                                                                             Portfolios
                                  --------------------------------------------------------------------------------------------------
                                                                              JNL/S&P                     JNL/S&P      JNL/First
                                    JNL/S&P       JNL/S&P       JNL/S&P         Very        JNL/S&P        Equity      Trust The
                                  Conservative    Moderate     Aggressive    Aggressive      Equity      Aggressive    Dow Target
                                   Growth II     Growth II     Growth II     Growth II     Growth II     Growth II         10
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
Assets:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments)                  $  9,727,506  $ 17,877,247  $  6,258,163  $  4,396,252  $ 11,243,304  $  3,473,915  $  1,413,284
   Due from Jackson National
    Life Insurance Company                   -         7,970         1,872             -             -         1,892         5,000
   Receivable for investments
    sold                                   409           732           256           180       207,933           142         5,039
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Assets                    9,727,915    17,885,949     6,260,291     4,396,432    11,451,237     3,475,949     1,423,323

Liabilities:

   Payable for investments
    purchased                                -         7,970         1,872             -             -         1,892         5,000
   Due to Jackson National Life
    Insurance Company                      409           732           256           180       207,933           142         5,039
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Liabilities                     409         8,702         2,128           180       207,933         2,034        10,039
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net Assets                        $  9,727,506  $ 17,877,247  $  6,258,163  $  4,396,252  $ 11,243,304  $  3,473,915  $  1,413,284
                                  ============= ============= ============= ============= ============= ============= =============

Total Net Assets Represented by:
   Number of units outstanding         970,385     1,588,367       554,148       341,631       954,582       281,652       154,301
                                  ============= ============= ============= ============= ============= ============= =============
   Unit value (net assets
    divided by
    units outstanding)            $      10.02  $      11.26  $      11.29  $      12.87  $      11.78  $      12.33  $      9.16
                                  ============= ============= ============= ============= ============= ============= =============


                See accompanying notes to financial statements.

                     Jackson National Separate Account - III

                             Statement of Operations
                      For the Year ended December 31, 2000

                                                                             Portfolios
                                 ---------------------------------------------------------------------------------------------------

                                                   JNL/
                                               J.P. Morgan                                                 JNL/PIMCO
                                               International   JNL/Janus      JNL/Janus      JNL/Janus       Total
                                 JNL/Alliance   & Emerging    Aggressive        Global       Growth &       Return      JNL/Putnam
                                    Growth       Markets        Growth         Equities       Income         Bond         Growth
                                 ------------- ------------- -------------- -------------- ------------- ------------- -------------
Net realized gain (loss) from
   sales of investments:

   Proceeds from sales           $  6,481,529  $ 13,855,874  $381,080,859   $1,469,964,624 $  1,562,497  $  1,762,885  $  6,942,569
   Cost of investments sold         6,347,401    13,895,182   382,960,742    1,463,355,580    1,579,450     1,708,715     6,381,368
                                 ------------- ------------- -------------- -------------- ------------- ------------- -------------
   Net realized gain (loss)
   from sales
    of investments                    134,128       (39,308)   (1,879,883)       6,609,044      (16,953)       54,170       561,201

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain beginning of
    period                          1,242,841       130,785     3,567,183        1,203,575      101,064        28,280     2,459,500
   Unrealized gain (loss) end
    of period                      (1,672,148)        2,965    (1,724,781)       1,157,446     (468,282)      638,725    (1,340,074)
                                 ------------- ------------- -------------- -------------- ------------- ------------- -------------
   Change in net unrealized
    gain (loss)
    on investments                 (2,914,989)     (127,820)   (5,291,964)         (46,129)    (569,346)      610,445    (3,799,574)
                                 ------------- ------------- -------------- -------------- ------------- ------------- -------------

Net gain (loss) on investments     (2,780,861)     (167,128)   (7,171,847)       6,562,915     (586,299)      664,615    (3,238,373)

Expenses:

   Administrative charge               19,632         2,262        49,622           49,466        8,754         8,666        24,189
   Mortality and expense risk
    charge                            176,686        20,355       446,598          445,195       78,785        77,993       217,701
                                 ------------- ------------- -------------- -------------- ------------- ------------- -------------

   Total expenses                     196,318        22,617       496,220          494,661       87,539        86,659       241,890
                                 ------------- ------------- -------------- -------------- ------------- ------------- -------------

Increase (decrease) in net
   assets resulting from
   operations                    $ (2,977,179) $   (189,745) $ (7,668,067)  $    6,068,254 $   (673,838) $    577,956  $ (3,480,263)
                                 ============= ============= ============== ============== ============= ============= =============

                See accompanying notes to financial statements.

                     Jackson National Separate Account - III

                      For the Year ended December 31, 2000


                                                                            Portfolios
                                ----------------------------------------------------------------------------------------------------
                                                                                                            PPM
                                 JNL/Putnam     JNL/Putnam    JNL/Putnam    Lazard/JNL    Lazard/JNL    America/JNL      Salomon
                                International     Midcap        Value        Mid Cap      Small Cap        Money       Brothers/JNL
                                   Equity        Growth1        Equity        Value         Value          Market        Balanced
                                -------------- ------------- ------------- ------------- ------------- --------------- -------------

Net realized gain (loss) from
   sales of investments:

   Proceeds from sales          $245,367,878   $    117,792  $  4,985,493  $  2,275,856  $    785,633  $1,352,661,169  $  1,152,439
   Cost of investments sold      244,313,175        120,371     5,146,759     2,070,695       742,080   1,351,424,111     1,122,914
                                -------------- ------------- ------------- ------------- ------------- --------------- -------------
   Net realized gain (loss)
    from sales
    of investments                 1,054,703         (2,579)     (161,266)      205,161        43,553       1,237,058        29,525

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain (loss)
    beginning of period              274,347              -      (253,788)       69,789        12,212         114,868         9,192
   Unrealized gain (loss)
    end of period                    400,706        (14,926)      542,068       459,825       358,421         199,387       301,867
                                -------------- ------------- ------------- ------------- ------------- --------------- -------------
   Change in net unrealized
    gain (loss) on investments       126,359        (14,926)      795,856       390,036       346,209          84,519       292,675
                                -------------- ------------- ------------- ------------- ------------- --------------- -------------

Net gain (loss) on investments     1,181,062        (17,505)      634,590       595,197       389,762       1,321,577       322,200

Expenses:

   Administrative charge               7,234            656        12,428         3,553         3,480          33,932         5,953
   Mortality and expense
    risk charge                       65,102          5,907       111,852        31,973        31,324         305,391        53,573
                                -------------- ------------- ------------- ------------- ------------- --------------- -------------

   Total expenses                     72,336          6,563       124,280        35,526        34,804         339,323        59,526
                                -------------- ------------- ------------- ------------- ------------- --------------- -------------

Increase (decrease) in
   net assets resulting
   from operations              $  1,108,726   $    (24,068) $    510,310  $    559,671  $    354,958  $      982,254  $    262,674
                                ============== ============= ============= ============= ============= =============== =============

--------------------------------------
(1) Period from May 1, 2000 (commencement of operations).

                See accompanying notes to financial statements.

                                ---------------------------------------------------------------------------------------------------
                                                 Salomon       T. Rowe                                                  JNL/S&P
                                   Salomon     Brothers/JNL   Price/JNL      JNL/S&P       JNL/S&P        JNL/S&P        Very
                                Brothers/JNL    High Yield     Mid-Cap     Conservative    Moderate     Aggressive    Aggressive
                                 Global Bond       Bond         Growth      Growth II     Growth II      Growth II     Growth II
                                -------------- ------------- ------------- ------------- ------------- ------------- -------------
Net realized gain (loss) from
   sales of investments:

   Proceeds from sales          $  1,613,478   $  2,598,074  $110,821,271  $  1,888,636  $  2,198,190  $  2,093,746  $    775,739
   Cost of investments sold        1,565,991      2,673,554   109,871,777     1,732,312     1,997,210     1,958,550       693,412
                                -------------- ------------- ------------- ------------- ------------- ------------- -------------
   Net realized gain (loss)
    from sales
    of investments                    47,487        (75,480)      949,494       156,324       200,980       135,196        82,327

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain (loss)
    beginning of period               26,911        (55,245)      491,945       721,225     1,550,925       507,000       522,058
   Unrealized gain (loss)
    end of period                    107,875       (204,488)      130,072        39,369        50,546      (232,481)     (238,245)
                                -------------- ------------- ------------- ------------- ------------- ------------- -------------
   Change in net unrealized
    gain (loss) on investments        80,964       (149,243)     (361,873)     (681,856)   (1,500,379)     (739,481)     (760,303)
                                -------------- ------------- ------------- ------------- ------------- ------------- -------------

Net gain (loss) on investments       128,451       (224,723)      587,621      (525,532)   (1,299,399)     (604,285)     (677,976)

Expenses:

   Administrative charge               2,452          7,004        13,342        11,706        21,949         7,655         5,885
   Mortality and expense
    risk charge                       22,067         63,040       120,074       105,357       197,538        68,891        52,964
                                -------------- ------------- ------------- ------------- ------------- ------------- -------------

   Total expenses                     24,519         70,044       133,416       117,063       219,487        76,546        58,849
                                -------------- ------------- ------------- ------------- ------------- ------------- -------------

Increase (decrease) in
   net assets resulting
   from operations              $    103,932   $   (294,767) $    454,205  $   (642,595) $ (1,518,886) $   (680,831) $   (736,825)
                                ============== ============= ============= ============= ============= ============= =============


                                ------------------------------------------
                                                 JNL/S&P      JNL/First
                                   JNL/S&P       Equity       Trust The
                                   Equity      Aggressive    Dow Target
                                  Growth II     Growth II        10
                                ------------- ------------- --------------

Net realized gain (loss) from
   sales of investments:

   Proceeds from sales          $  1,801,603  $    494,765  $    807,505
   Cost of investments sold        1,713,601       473,382       832,910
                                ------------- ------------- --------------
   Net realized gain (loss)
    from sales
    of investments                    88,002        21,383       (25,405)

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain (loss)
    beginning of period              777,356       163,042       (33,018)
   Unrealized gain (loss)
    end of period                   (634,169)     (294,513)       95,938
                                ------------- ------------- --------------
   Change in net unrealized
    gain (loss) on investments    (1,411,525)     (457,555)      128,956
                                ------------- ------------- --------------

Net gain (loss) on investments    (1,323,523)     (436,172)      103,551

Expenses:

   Administrative charge              13,337         3,759         1,812
   Mortality and expense
    risk charge                      120,037        33,829        16,310
                                ------------- ------------- --------------

   Total expenses                    133,374        37,588        18,122
                                ------------- ------------- --------------

Increase (decrease) in
   net assets resulting
   from operations              $ (1,456,897)     (473,760)       85,429
                                ============= ============= ==============

                     Jackson National Separate Account - III

                       Statements of Changes in Net Assets

                                                                            Portfolios
                                          ------------------------------------------------------------------------------------------
                                                 JNL/Alliance                 JNL/J.P. Morgan                   JNL/Janus
                                                    Growth                     International                Aggressive Growth
                                                                             & Emerging Markets
                                          ----------------------------   ----------------------------  -----------------------------
                                                  Year ended                     Year ended                    Year ended
                                                 December 31,                   December 31,                   December 31,
                                          ----------------------------   ----------------------------  -----------------------------
                                              2000           1999            2000          1999            2000           1999
                                          -------------- -------------   ------------- --------------  -------------- --------------
Operations:

   Net realized gain (loss) from
    sales of investments                  $    134,128   $    174,380    $    (39,308) $     44,010    $ (1,879,883)  $  4,763,613
   Change in net unrealized gain
    (loss) on investments                   (2,914,989)     1,081,936        (127,820)      126,637      (5,291,964)     3,240,825
   Administrative charge                       (19,632)        (6,545)         (2,262)         (566)        (49,622)       (13,740)
   Mortality and expense risk charge          (176,686)       (58,910)        (20,355)       (5,091)       (446,598)      (123,656)
                                          -------------- -------------   ------------- --------------  -------------- --------------

Increase (decrease) in net assets
   resulting from operations                (2,977,179)     1,190,861        (189,745)      164,990      (7,668,067)     7,867,042

Net deposits into (withdrawals
   from) Separate Account (Note 6)           5,963,050      7,390,412         745,282       738,966      10,254,498     14,137,950
                                          -------------- -------------   ------------- --------------  -------------- --------------

   Increase (decrease) in net assets         2,985,871      8,581,273         555,537       903,956       2,586,431     22,004,992

Net Assets:

   Beginning of period                       9,575,973        994,700         961,096        57,140      23,928,424      1,923,432
                                          -------------- -------------   ------------- --------------  -------------- --------------

   End of period                          $ 12,561,844   $  9,575,973    $  1,516,633  $    961,096    $ 26,514,855   $ 23,928,424
                                          ============== =============   ============= ==============  ============== ==============

                See accompanying notes to financial statements.


                                          ------------------------------------------------------------------------------------------

                                                   JNL/Janus                     JNL/Janus                      JNL/PIMCO
                                                Global Equities               Growth & Income               Total Return Bond
                                          -----------------------------  ----------------------------   ----------------------------
                                                  Year ended                     Year ended                     Year ended
                                                  December 31,                  December 31,                   December 31,
                                          -----------------------------  ----------------------------   ----------------------------
                                              2000           1999            2000          1999            2000           1999
                                          -------------- --------------  ------------- --------------   ------------- --------------
Operations:

   Net realized gain (loss) from
    sales of investments                  $  6,609,044   $  7,441,086    $    (16,953) $     27,789     $     54,170  $      7,182
   Change in net unrealized gain
    (loss) on investments                      (46,129)     1,097,461        (569,346)       92,107          610,445        (7,292)
   Administrative charge                       (49,466)       (13,496)         (8,754)       (4,935)          (8,666)       (6,921)
   Mortality and expense risk charge          (445,195)      (121,465)        (78,785)      (44,417)         (77,993)      (62,293)
                                          -------------- --------------  ------------- --------------   ------------- --------------

Increase (decrease) in net assets
   resulting from operations                 6,068,254      8,403,586        (673,838)       70,544          577,956       (69,324)

Net deposits into (withdrawals
   from) Separate Account (Note 6)          (6,664,110)     9,967,251       4,089,623     3,196,270        1,880,730     2,822,073
                                          -------------- --------------  ------------- --------------   ------------- --------------

   Increase (decrease) in net assets          (595,856)    18,370,837       3,415,785     3,266,814        2,458,686     2,752,749

Net Assets:

   Beginning of period                      20,005,327      1,634,490       4,750,612     1,483,798        5,225,929     2,473,180
                                          -------------- --------------  ------------- --------------   ------------- --------------

   End of period                          $ 19,409,471   $ 20,005,327    $  8,166,397  $  4,750,612     $  7,684,615  $  5,225,929
                                          ============== ==============  ============= ==============   ============= ==============


                                            ----------------------------

                                                    JNL/Putnam
                                                      Growth
                                            ----------------------------
                                                    Year ended
                                                   December 31,
                                            ----------------------------
                                                2000           1999
                                            -------------- -------------

Operations:

   Net realized gain (loss) from
    sales of investments                    $    561,201   $    293,199
   Change in net unrealized gain
    (loss) on investments                     (3,799,574)     2,149,916
   Administrative charge                         (24,189)       (10,459)
   Mortality and expense risk charge            (217,701)       (94,127)
                                            -------------- -------------

Increase (decrease) in net assets
   resulting from operations                  (3,480,263)     2,338,529

Net deposits into (withdrawals
   from) Separate Account (Note 6)             5,685,183      8,211,899
                                            -------------- -------------

   Increase (decrease) in net assets           2,204,920     10,550,428

Net Assets:

   Beginning of period                        12,900,096      2,349,668
                                            -------------- -------------

   End of period                            $ 15,105,016   $ 12,900,096
                                            ============== =============

                     Jackson National Separate Account - III

                                                                                        Portfolios
                                                         ---------------------------------------------------------------------------
                                                                                         JNL/Putnam
                                                                 JNL/Putnam                Midcap               JNL/Putnam
                                                            International Equity           Growth              Value Equity
                                                         ----------------------------   --------------  ----------------------------
                                                                                         Period from
                                                                                           May 1,
                                                                 Year ended               2000* to              Year ended
                                                                December 31,             December 31,          December 31,
                                                         ----------------------------   --------------  ----------------------------
                                                             2000           1999            2000            2000          1999
                                                         -------------- -------------   --------------  ----------------------------

Operations:

   Net realized gain (loss) from
    sales of investments                                 $  1,054,703   $    947,633    $     (2,579)   $   (161,266) $     61,799
   Change in net unrealized gain
    (loss) on investments                                     126,359        228,455         (14,926)        795,856      (412,301)
   Administrative charge                                       (7,234)        (2,960)           (656)        (12,428)       (7,699)
   Mortality and expense risk charge                          (65,102)       (26,643)         (5,907)       (111,852)      (69,295)
                                                         -------------- -------------   --------------  ------------- --------------

Increase (decrease) in net assets
   resulting from operations                                1,108,726      1,146,485         (24,068)        510,310      (427,496)

Net deposits into Separate Account
   (Note 6)                                                   215,549        947,658       1,912,941       1,800,181     5,791,015
                                                         -------------- -------------   --------------  ------------- --------------
   Increase in net assets                                   1,324,275      2,094,143       1,888,873       2,310,491     5,363,519

Net Assets:

   Beginning of period                                      2,702,727        608,584               -       7,556,960     2,193,441
                                                         -------------- -------------   --------------  ------------- --------------
   End of period                                         $  4,027,002   $  2,702,727    $  1,888,873    $  9,867,451  $  7,556,960
                                                         ============== =============   ==============  ============= ==============

-------------------------------------
* Commencement of operations.




                See accompanying notes to financial statements.

                                                         -----------------------------------------------------------

                                                                 Lazard/JNL                     Lazard/JNL
                                                                Mid Cap Value                Small Cap Value
                                                         -----------------------------  ----------------------------
                                                                 Year ended                     Year ended
                                                                 December 31,                  December 31,
                                                         -----------------------------  ----------------------------
                                                             2000           1999            2000          1999
                                                         -------------- --------------  ------------- --------------

Operations:

   Net realized gain (loss) from
    sales of investments                                 $    205,161   $     28,439    $     43,553  $     22,279
   Change in net unrealized gain
    (loss) on investments                                     390,036         38,949         346,209           705
   Administrative charge                                       (3,553)        (1,488)         (3,480)       (1,262)
   Mortality and expense risk charge                          (31,973)       (13,385)        (31,324)      (11,359)
                                                         -------------- --------------  ------------- --------------

Increase (decrease) in net assets
   resulting from operations                                  559,671         52,515         354,958        10,363

Net deposits into Separate Account
   (Note 6)                                                 1,993,398      1,044,507       1,480,672     1,174,148
                                                         -------------- --------------  ------------- --------------
   Increase in net assets                                   2,553,069      1,097,022       1,835,630     1,184,511

Net Assets:

   Beginning of period                                      1,553,974        456,952       1,515,410       330,899
                                                         -------------- --------------  ------------- --------------
   End of period                                         $  4,107,043   $  1,553,974    $  3,351,040  $  1,515,410
                                                         ============== ==============  ============= ==============


                                                         ----------------------------------------------------------

                                                              PPM America/JNL             Salomon Brothers/JNL
                                                                Money Market                    Balanced
                                                         ----------------------------  ----------------------------
                                                                 Year ended                    Year ended
                                                                December 31,                  December 31,
                                                         ----------------------------  ----------------------------
                                                            2000           1999            2000           1999
                                                         ------------- --------------  -------------- -------------

Operations:

   Net realized gain (loss) from
    sales of investments                                 $  1,237,058  $    342,874    $     29,525   $     14,984
   Change in net unrealized gain
    (loss) on investments                                      84,519        80,558         292,675        (47,613)
   Administrative charge                                      (33,932)      (13,142)         (5,953)        (4,413)
   Mortality and expense risk charge                         (305,391)     (118,280)        (53,573)       (39,716)
                                                         ------------- --------------  -------------- -------------

Increase (decrease) in net assets
   resulting from operations                                  982,254       292,010         262,674        (76,758)

Net deposits into Separate Account
   (Note 6)                                                15,482,542    23,752,092         467,504      2,510,613
                                                         ------------- --------------  -------------- -------------
   Increase in net assets                                  16,464,796    24,044,102         730,178      2,433,855

Net Assets:

   Beginning of period                                     26,158,384     2,114,282       3,775,067      1,341,212
                                                         ------------- --------------  -------------- -------------
   End of period                                         $ 42,623,180  $ 26,158,384    $  4,505,245   $  3,775,067
                                                         ============= ==============  ============== =============

                     Jackson National Separate Account - III

                                                                            Portfolios
                                     ------------------------------------------------------------------------------------------

                                        Salomon Brothers/JNL           Salomon Brothers/JNL            T. Rowe Price/JNL
                                            Global Bond                  High Yield Bond                Mid-Cap Growth
                                     ----------------------------   ----------------------------  -----------------------------
                                             Year ended                     Year ended                    Year ended
                                            December 31,                   December 31,                   December 31,
                                     ----------------------------   ----------------------------  -----------------------------
                                         2000           1999            2000          1999            2000           1999
                                     -------------- -------------   ------------- --------------  -------------- --------------

Operations:

   Net realized gain (loss) from
    sales of investments             $     47,487   $      1,621    $    (75,480) $    (17,073)   $    949,494   $    656,761
   Change in net unrealized gain
    (loss) on investments                  80,964         19,809        (149,243)      (75,610)       (361,873)       320,254
   Administrative charge                   (2,452)        (1,843)         (7,004)       (5,291)        (13,342)        (5,122)
   Mortality and expense risk charge      (22,067)       (16,581)        (63,040)      (47,615)       (120,074)       (46,096)
                                     -------------- -------------   ------------- --------------  -------------- --------------

Increase (decrease) in net assets
   resulting from operations              103,932          3,006        (294,767)     (145,589)        454,205        925,797

Net deposits into Separate Account
   (Note 6)                               845,366        472,891         402,739     2,735,519       4,781,161      2,974,727
                                     -------------- -------------   ------------- --------------  -------------- --------------
   Increase in net assets                 949,298        475,897         107,972     2,589,930       5,235,366      3,900,524

Net Assets:

   Beginning of period                  1,412,980        937,083       4,675,495     2,085,565       5,235,710      1,335,186
                                     -------------- -------------   ------------- --------------  -------------- --------------
   End of period                     $  2,362,278   $  1,412,980    $  4,783,467  $  4,675,495    $ 10,471,076   $  5,235,710
                                     ============== =============   ============= ==============  ============== ==============

                See accompanying notes to financial statements.

                                     --------------------------------------------------------------------------------------------

                                               JNL/S&P                   JNL/S&P Moderate              JNL/S&P Aggressive
                                       Conservative Growth II               Growth II                      Growth II
                                     -----------------------------  ----------------------------   ----------------------------
                                             Year ended                     Year ended                     Year ended
                                             December 31,                  December 31,                   December 31,
                                     -----------------------------  ----------------------------   ----------------------------
                                         2000           1999            2000          1999            2000           1999
                                     -------------- --------------  ------------- --------------   ------------- --------------

Operations:

   Net realized gain (loss) from
    sales of investments             $    156,324   $     68,296    $    200,980  $    130,916     $    135,196        27,441
   Change in net unrealized gain
    (loss) on investments                (681,856)       651,126      (1,500,379)    1,355,493         (739,481)      495,899
   Administrative charge                  (11,706)        (5,965)        (21,949)       (9,431)          (7,655)       (2,488)
   Mortality and expense risk charge     (105,357)       (53,685)       (197,538)      (84,882)         (68,891)      (22,390)
                                     -------------- --------------  ------------- --------------   ------------- --------------

Increase (decrease) in net assets
   resulting from operations             (642,595)       659,772      (1,518,886)    1,392,096         (680,831)      498,462

Net deposits into Separate Account
   (Note 6)                             3,860,467      4,148,151       8,947,543     6,201,622        3,561,136     2,612,419
                                     -------------- --------------  ------------- --------------   ------------- --------------
   Increase in net assets               3,217,872      4,807,923       7,428,657     7,593,718        2,880,305     3,110,881

Net Assets:

   Beginning of period                  6,509,634      1,701,711      10,448,590     2,854,872        3,377,858       266,977
                                     -------------- --------------  ------------- --------------   ------------- --------------
   End of period                     $  9,727,506   $  6,509,634    $ 17,877,247  $ 10,448,590     $  6,258,163  $  3,377,858
                                     ============== ==============  ============= ==============   ============= ==============


                                     ----------------------------

                                            JNL/S&P Very
                                        Aggressive Growth II
                                     ----------------------------
                                             Year ended
                                            December 31,
                                     ----------------------------
                                         2000           1999
                                     -------------- -------------

Operations:

   Net realized gain (loss) from
    sales of investments                   82,327        115,356
   Change in net unrealized gain
    (loss) on investments                (760,303)       503,641
   Administrative charge                   (5,885)        (2,128)
   Mortality and expense risk charge      (52,964)       (19,157)
                                     -------------- -------------

Increase (decrease) in net assets
   resulting from operations             (736,825)       597,712

Net deposits into Separate Account
   (Note 6)                             2,010,631      2,370,067
                                     -------------- -------------
   Increase in net assets               1,273,806      2,967,779

Net Assets:

   Beginning of period                  3,122,446        154,667
                                     -------------- -------------
   End of period                     $  4,396,252   $  3,122,446
                                     ============== =============

                     Jackson National Separate Account - III

                                                                            Portfolios
                                     ------------------------------------------------------------------------------------------

                                           JNL/S&P Equity                 JNL/S&P Equity                JNL/First Trust
                                             Growth II                 Aggressive Growth II            The Dow Target 10
                                     ----------------------------   ----------------------------  -----------------------------
                                                                                                                  Period from
                                                                                                                  August 16,
                                             Year ended                     Year ended             Year ended      1999* to
                                            December 31,                   December 31,           December 31,   December 31,
                                     ----------------------------   ----------------------------  -----------------------------
                                         2000           1999            2000          1999            2000           1999
                                     -------------- -------------   ----------------------------  -------------- --------------

Operations:

   Net realized gain (loss) from
    sales of investments             $     88,002   $     61,632    $     21,383  $     33,158    $    (25,405)  $   (105,645)
   Change in net unrealized gain
    (loss) on investments              (1,411,525)       717,242        (457,555)      144,344         128,956        (33,018)
   Administrative charge                  (13,337)        (2,724)         (3,759)         (751)         (1,812)          (584)
   Mortality and expense risk charge     (120,037)       (24,519)        (33,829)       (6,757)        (16,310)        (5,256)
                                     -------------- -------------   ------------- --------------  -------------- --------------

Increase (decrease) in net assets
   resulting from operations           (1,456,897)       751,631        (473,760)      169,994          85,429       (144,503)

Net deposits into Separate Account
   (Note 6)                             7,967,779      3,380,404       3,002,147       551,594         952,614        519,744
                                     -------------- -------------   ------------- --------------  -------------- --------------

   Increase in net assets               6,510,882      4,132,035       2,528,387       721,588       1,038,043        375,241

Net Assets:

   Beginning of period                  4,732,422        600,387         945,528       223,940         375,241              -
                                     -------------- -------------   ------------- --------------  -------------- --------------
   End of period                     $ 11,243,304   $  4,732,422    $  3,473,915  $    945,528    $  1,413,284   $    375,241
                                     ============== =============   ============= ==============  ============== ==============

-------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.

                     Jackson National Separate Account - III

                             Schedule of Investments
                                December 31, 2000

                                                                                    Number                           Market
                                                                                  of Shares          Cost             Value
                                                                                --------------- ---------------- ----------------

         JNL Series Trust
         ----------------
         JNL/Alliance Growth                                                           927,073   $  14,233,992   $   12,561,844

         JNL/J.P. Morgan International & Emerging Markets                              154,758       1,513,668        1,516,633

         JNL/Janus Aggressive Growth                                                   994,556      28,239,636       26,514,855

         JNL/Janus Global Equities                                                     747,380      18,252,025       19,409,471

         JNL/Janus Growth & Income                                                     964,155       8,634,679        8,166,397

         JNL/PIMCO Total Return Bond                                                   747,531       7,045,890        7,684,615

         JNL/Putnam Growth                                                             659,320      16,445,090       15,105,016

         JNL/Putnam International Equity                                               329,272       3,626,296        4,027,002

         JNL/Putnam Midcap Growth                                                      190,795       1,903,799        1,888,873

         JNL/Putnam Value Equity                                                       554,975       9,325,383        9,867,451

         Lazard/JNL Mid Cap Value                                                      349,536       3,647,218        4,107,043

         Lazard/JNL Small Cap Value                                                    325,977       2,992,619        3,351,040

         PPM America/JNL Money Market                                               42,623,180      42,423,793       42,623,180

         Salomon Brothers/JNL Balanced                                                 425,827       4,203,378        4,505,245

         Salomon Brothers/JNL Global Bond                                              228,019       2,254,403        2,362,278

         Salomon Brothers/JNL High Yield Bond                                          623,659       4,987,955        4,783,467

         T. Rowe Price/JNL Mid-Cap Growth                                              446,147      10,341,004       10,471,076

         JNL/S&P Conservative Growth II                                                965,989       9,688,137        9,727,506

         JNL/S&P Moderate Growth II                                                  1,593,338      17,826,701       17,877,247

         JNL/S&P Aggressive Growth II                                                  550,895       6,490,644        6,258,163

         JNL/S&P Very Aggressive Growth II                                             353,113       4,634,497        4,396,252

         JNL/S&P Equity Growth II                                                      945,610      11,877,473       11,243,304

         JNL/S&P Equity Aggressive Growth II                                           278,805       3,768,428        3,473,915

         JNL Variable Fund III LLC
         -------------------------
         JNL/First Trust The Dow Target 10
                                                                                       151,153       1,317,346        1,413,284

                See accompanying notes to financial statements.

                     Jackson National Separate Account - III

                          Notes to Financial Statements


Note 1 - Organization

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - III (the "Separate Account") on October 23, 1997. The Separate Account commenced operations on April 13, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-four Portfolios, each of which invests in the following series mutual funds:

         JNL Series Trust
                  JNL/Alliance Growth Series
                  JNL/J.P. Morgan International & Emerging Markets Series JNL/Janus Aggressive Growth Series
                  JNL/Janus Global Equities Series
                  JNL/Janus Growth & Income Series
                  JNL/PIMCO Total Return Bond Series
                  JNL/Putnam Growth Series
                  JNL/Putnam International Equity Series
                  JNL/Putnam Midcap Growth Series
                  JNL/Putnam Value Equity Series
                  Lazard/JNL Mid Cap Value Series
                  Lazard/JNL Small Cap Value Series
                  PPM America/JNL Money Market Series
                  Salomon Brothers/JNL Balanced Series
                  Salomon Brothers/JNL Global Bond Series
                  Salomon Brothers/JNL High Yield Bond Series
                  T. Rowe Price/JNL Mid-Cap Growth Series
                  JNL/S&P Conservative Growth Series II
                  JNL/S&P Moderate Growth Series II
                  JNL/S&P Aggressive Growth Series II
                  JNL/S&P Very Aggressive Growth Series II
                  JNL/S&P Equity Growth Series II
                  JNL/S&P Equity Aggressive Growth Series II

         JNL Variable Fund III LLC
                  JNL/First Trust The Dow Target 10 Series

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series.

                     Jackson National Separate Account - III

Note 2 - Significant Accounting Policies

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the corresponding series mutual funds ("Series") are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

                     Jackson National Separate Account - III

Note 3 - Policy Charges (continued)

         Contract Maintenance Charge

                  An annual contract maintenance charge of $50 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2000, $33,192 in contract maintenance charges were assessed.

         Transfer Fee Charge

                  A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2000, $29,800 in transfer fees were assessed.

         Insurance Charges

                  JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                     Jackson National Separate Account - III

Note 4 - Purchases and Sales of Investments

         For the period ended December 31, 2000, purchases and proceeds from sales of investments are as follows:

                                                                                                     Proceeds
                                                                                    Purchases       from Sales
                                                                                 ---------------- ----------------

         JNL Series Trust
         ----------------

         JNL/Alliance Growth                                                     $   12,248,261   $    6,481,529

         JNL/J.P. Morgan International & Emerging Markets                            14,578,539       13,855,874

         JNL/Janus Aggressive Growth                                                390,839,137      381,080,859

         JNL/Janus Global Equities                                                1,462,805,853    1,469,964,624

         JNL/Janus Growth & Income                                                    5,564,581        1,562,497

         JNL/PIMCO Total Return Bond                                                  3,556,956        1,762,885

         JNL/Putnam Growth                                                           12,385,862        6,942,569

         JNL/Putnam International Equity                                            245,511,091      245,367,878

         JNL/Putnam Midcap Growth                                                     2,024,170          117,792

         JNL/Putnam Value Equity                                                      6,661,394        4,985,493

         Lazard/JNL Mid Cap Value                                                     4,233,728        2,275,856

         Lazard/JNL Small Cap Value                                                   2,231,501          785,633

         PPM America/JNL Money Market                                             1,367,804,388    1,352,661,169

         Salomon Brothers/JNL Balanced                                                1,560,417        1,152,439

         Salomon Brothers/JNL Global Bond                                             2,434,325        1,613,478

         Salomon Brothers/JNL High Yield Bond                                         2,930,769        2,598,074

         T. Rowe Price/JNL Mid-Cap Growth                                           115,469,016      110,821,271

         JNL/S&P Conservative Growth II                                               5,632,040        1,888,636

         JNL/S&P Moderate Growth II                                                  10,926,246        2,198,190

         JNL/S&P Aggressive Growth II                                                 5,578,336        2,093,746

         JNL/S&P Very Aggressive Growth II                                            2,727,521          775,739

         JNL/S&P Equity Growth II                                                     9,636,008        1,801,603

         JNL/S&P Equity Aggressive Growth II                                          3,459,324          494,765

         JNL Variable Fund III LLC
         -------------------------

         JNL/First Trust The Dow Target 10                                            1,741,997          807,505

                     Jackson National Separate Account - III

Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the periods ended December 31, 2000 and 1999:

                                               Units                                 Units                                 Units
                                            Outstanding     Units       Units     Outstanding     Units       Units     Outstanding
Portfolio:                                  at 12/31/98     Issued     Redeemed   at 12/31/99     Issued     Redeemed   at 12/31/00
------------------------------------------- ------------- ----------- ---------- ------------- ----------- ----------- ------------


JNL/Alliance Growth                              80,806      692,505    (157,504)     615,807      811,856    (432,640)     995,023

JNL/J.P. Morgan International & Emerging
Markets                                           6,345      181,391    (109,242)      78,494    1,375,053  (1,304,996)     148,551

JNL/Janus Aggressive Growth                     147,588    3,045,882  (2,234,873)     958,597   16,185,423 (15,780,242)   1,363,778

JNL/Janus Global Equities                       157,121   26,422,342 (25,393,301)   1,186,162   88,903,489 (88,660,134)   1,429,517

JNL/Janus Growth & Income                       171,838      505,255    (145,129)     531,964      655,077    (171,895)   1,015,146

JNL/PIMCO Total Return Bond                     235,487      575,508    (304,562)     506,433      329,149    (158,508)     677,074

JNL/Putnam Growth                               205,520      966,319    (286,723)     885,116      882,483    (487,073)   1,280,526

JNL/Putnam International Equity                  61,410    6,666,844  (6,518,698)     209,556   20,955,836 (20,796,933)     368,459

JNL/Putnam Midcap Growth                              -           --           -            -      183,044     (10,180)     172,864

JNL/Putnam Value Equity                         218,997      792,284    (237,334)     773,947      696,040    (510,969)     959,018

Lazard/JNL Mid Cap Value                         52,028      487,186    (367,804)     171,410      419,209    (223,839)     366,780

Lazard/JNL Small Cap Value                       39,767      221,089     (79,504)     181,352      252,326     (84,563)     349,115

PPM America/JNL Money Market                    206,487   28,848,081 (26,576,288)   2,478,280  126,798,635 (125,404,190)  3,872,725

Salomon Brothers/JNL Balanced                   132,312      343,983     (98,597)     377,698      152,539    (107,383)     422,854

Salomon Brothers/JNL Global Bond                 94,907      174,350    (126,657)     142,600      240,287    (157,096)     225,791

Salomon Brothers/JNL High Yield Bond            210,063      481,833    (205,283)     486,613      315,525    (272,076)     530,062

T. Rowe Price/JNL Mid-Cap Growth                129,491    4,703,866  (4,417,698)     415,659    8,843,795  (8,472,075)     787,379

JNL/S&P Conservative Growth II                  180,307      583,847    (161,275)     602,879      532,639    (165,133)     970,385

JNL/S&P Moderate Growth II                      282,366      711,552    (139,417)     854,501      897,767    (163,901)   1,588,367

JNL/S&P Aggressive Growth II                     26,852      306,412     (65,215)     268,049      449,948    (163,849)     554,148

JNL/S&P Very Aggressive Growth II                14,476      343,396    (149,573)     208,299      182,151     (48,819)     341,631

JNL/S&P Equity Growth II                         60,447      363,464     (69,025)     354,886      729,465    (129,769)     954,582

JNL/S&P Equity Aggressive Growth II              21,850      124,707     (79,478)      67,079      247,813     (33,240)     281,652

JNL/First Trust The Dow Target 10                     -      145,869    (103,612)      42,257      206,846     (94,802)     154,301

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

         Deposits into the Separate Account purchase shares of the JNL Series Trust and JNL Variable Fund III LLC. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended December 31, 2000 and 1999:

                                                                              Portfolios
                                       -----------------------------------------------------------------------------------------
                                              JNL/Alliance                 JNL/J.P. Morgan                   JNL/Janus
                                                 Growth                     International                Aggressive Growth
                                                                         & Emerging Markets
                                       ----------------------------  ----------------------------   ----------------------------
                                               Year ended                    Year ended                     Year ended
                                              December 31,                  December 31,                   December 31,
                                       ----------------------------  ----------------------------   ----------------------------
                                           2000          1999            2000           1999            2000          1999
                                       ------------- --------------  -------------- -------------   ------------- --------------

Proceeds from units issued             $  6,445,900  $  6,150,408    $    735,071   $    608,705    $ 12,359,334  $ 11,071,301
Value of units redeemed                  (1,326,273)     (379,742)        (77,164)       (30,086)     (2,974,125)     (507,778)
Transfers between portfolios and
   between portfolios and
   general account                          845,771     1,620,082          88,933        160,628         878,202     3,574,995
                                       ------------- --------------  -------------- -------------   ------------- --------------
Total gross deposits net of
   transfers to general account           5,965,398     7,390,748         746,840        739,247      10,263,411    14,138,518

Deductions:
Policyholder charges                          2,348           336           1,558            281           8,913           568
                                       ------------- --------------  -------------- -------------   ------------- --------------
Net deposits from policyholders        $  5,963,050  $  7,390,412    $    745,282   $    738,966    $ 10,254,498  $ 14,137,950
                                       ============= ==============  ============== =============   ============= ==============

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)
--------------------------------------------------------------------------------







                                                                                Portfolios
                                         -----------------------------------------------------------------------------------------
                                                  JNL/Janus                     JNL/Janus                   JNL/PIMCO Total
                                               Global Equities               Growth & Income                  Return Bond
                                         ----------------------------  ----------------------------   ----------------------------
                                                 Year ended                    Year ended                     Year ended
                                                December 31,                  December 31,                   December 31,
                                         ----------------------------  ----------------------------   ----------------------------
                                             2000          1999            2000          1999             2000          1999
                                         ------------- --------------  -------------- -------------   ------------- --------------

Proceeds from units issued               $ 11,093,961  $ 11,253,708    $  4,077,140   $  3,559,856    $  2,137,589  $  4,439,529
Value of units redeemed                    (2,028,612)     (375,667)       (587,283)      (356,818)       (498,640)     (507,481)
Transfers between portfolios and
   between portfolios and
   general account                        (15,715,290)     (908,370)        600,873         (6,293)        243,154    (1,109,305)
                                         ------------- --------------  -------------- -------------   ------------- --------------
Total gross deposits (withdrawals) net
   of transfers to general account         (6,649,941)    9,969,671       4,090,730      3,196,745       1,882,103     2,822,743

Deductions:
Policyholder charges                           14,169         2,420           1,107            475           1,373           670
                                         ------------- --------------  -------------- -------------   ------------- --------------

Net deposits (withdrawals) from
   policyholders                         $ (6,664,110) $  9,967,251    $  4,089,623   $  3,196,270    $  1,880,730  $  2,822,073
                                         ============= ==============  ============== =============   ============= ==============

----------------------------------------
* Commencement of operations.


                                         ---------------------------------------------------------------------------
                                                                                                        JNL/Putnam
                                                  JNL/Putnam                    JNL/Putnam                Midcap
                                                    Growth                 International Equity           Growth
                                         -----------------------------  ----------------------------   -------------
                                                                                                       Period from
                                                                                                          May 1,
                                                 Year ended                     Year ended               2000* to
                                                December 31,                   December 31,            December 31,
                                         -----------------------------  ----------------------------   -------------
                                             2000           1999            2000          1999             2000
                                         -------------- --------------  ------------- --------------   -------------

Proceeds from units issued               $  6,736,404   $  7,817,698    $  2,133,602  $  2,007,993     $  1,235,668
Value of units redeemed                    (1,596,852)      (507,056)       (266,238)     (153,074)         (33,173)
Transfers between portfolios and
   between portfolios and
   general account                            549,212        902,306      (1,648,657)     (906,386)         710,481
                                         -------------- --------------  ------------- --------------   -------------
Total gross deposits (withdrawals) net
   of transfers to general account          5,688,764      8,212,948         218,707       948,533        1,912,976

Deductions:
Policyholder charges                            3,581          1,049           3,158           875               35
                                         -------------- --------------  ------------- --------------   -------------

Net deposits (withdrawals) from
   policyholders                         $  5,685,183   $  8,211,899    $    215,549  $    947,658     $  1,912,941
                                         ============== ==============  ============= ==============   =============

                                         ----------------------------------------------------------

                                                 JNL/Putnam                    Lazard/JNL
                                                Value Equity                  Mid Cap Value
                                         ----------------------------  ----------------------------


                                                 Year ended                    Year ended
                                                December 31,                  December 31,
                                         ----------------------------  ----------------------------
                                            2000           1999            2000          1999
                                         ------------- --------------  -------------- -------------

Proceeds from units issued               $  2,331,381  $  5,997,433    $  1,108,879   $  1,066,361
Value of units redeemed                      (969,356)     (437,450)       (326,210)      (107,968)
Transfers between portfolios and
   between portfolios and
   general account                            440,417       231,805       1,211,341         86,308
                                         ------------- --------------  -------------- -------------
Total gross deposits (withdrawals) net
   of transfers to general account          1,802,442     5,791,788       1,994,010      1,044,701

Deductions:
Policyholder charges                            2,261           773             612            194
                                         ------------- --------------  -------------- -------------

Net deposits (withdrawals) from
   policyholders                         $  1,800,181  $  5,791,015    $  1,993,398   $  1,044,507
                                         ============= ==============  ============== =============

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)
--------------------------------------------------------------------------------






                                                                            Portfolios
                                     ------------------------------------------------------------------------------------------
                                             Lazard/JNL                   PPM America/JNL             Salomon Brothers/JNL
                                           Small Cap Value                 Money Market                     Balanced
                                     ----------------------------   ----------------------------  -----------------------------
                                             Year ended                     Year ended                    Year ended
                                            December 31,                   December 31,                  December 31,
                                     ----------------------------   ----------------------------  -----------------------------
                                         2000          1999             2000          1999            2000           1999
                                     -------------- -------------   ------------- --------------  -------------- --------------

Proceeds from units issued           $    986,751   $  1,108,485    $ 24,241,726  $ 26,229,651    $    936,027   $  2,851,006
Value of units redeemed                  (280,982)       (31,674)     (4,817,836)   (3,999,297)       (603,754)      (368,850)
Transfers between portfolios and
   between portfolios and
   general account                        775,300         97,488      (3,931,395)    1,524,474         136,481         29,085
                                     -------------- -------------   ------------- --------------  -------------- --------------
Total gross deposits net of
   transfers to general account         1,481,069      1,174,299      15,492,495    23,754,828         468,754      2,511,241

Deductions:
Policyholder charges                          397            151           9,953         2,736           1,250            628
                                     -------------- -------------   ------------- --------------  -------------- --------------
Net deposits from policyholders      $  1,480,672   $  1,174,148    $ 15,482,542  $ 23,752,092    $    467,504   $  2,510,613
                                     ============== =============   ============= ==============  ============== ==============

                                     -----------------------------------------------------------
                                         Salomon Brothers/JNL          Salomon Brothers/JNL
                                             Global Bond                  High Yield Bond
                                     -----------------------------  ----------------------------
                                             Year ended                     Year ended
                                            December 31,                   December 31,
                                     -----------------------------  ----------------------------
                                         2000           1999            2000          1999
                                     -------------- --------------  ------------- --------------

Proceeds from units issued           $    634,793   $  1,270,006    $  1,383,322  $  3,687,677
Value of units redeemed                  (130,933)      (216,208)       (361,389)     (472,597)
Transfers between portfolios and
   between portfolios and
   general account                        341,969       (580,492)       (618,046)     (478,928)
                                     -------------- --------------  ------------- --------------
Total gross deposits net of
   transfers to general account           845,829        473,306         403,887     2,736,152

Deductions:
Policyholder charges                          463            415           1,148           633
                                     -------------- --------------  ------------- --------------
Net deposits from policyholders      $    845,366   $    472,891    $    402,739  $  2,735,519
                                     ============== ==============  ============= ==============

                                     ----------------------------------------------------------
                                          T. Rowe Price/JNL                  JNL/S&P
                                           Mid-Cap Growth            Conservative Growth II
                                     ----------------------------  ----------------------------
                                             Year ended                    Year ended
                                            December 31,                  December 31,
                                     ----------------------------  ----------------------------
                                        2000           1999            2000          1999
                                     ------------- --------------  -------------- -------------

Proceeds from units issued           $  3,644,159  $  2,792,374    $  4,279,672   $  4,904,380
Value of units redeemed                (1,085,028)     (274,573)       (441,991)      (806,809)
Transfers between portfolios and
   between portfolios and
   general account                      2,225,087       457,795          24,813         51,116
                                     ------------- --------------  -------------- -------------
Total gross deposits net of
   transfers to general account         4,784,218     2,975,596       3,862,494      4,148,687

Deductions:
Policyholder charges                        3,057           869           2,027            536
                                     ------------- --------------  -------------- -------------
Net deposits from policyholders      $  4,781,161  $  2,974,727    $  3,860,467   $  4,148,151
                                     ============= ==============  ============== =============

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)
--------------------------------------------------------------------------------

                                                                            Portfolios
                                     ------------------------------------------------------------------------------------------
                                          JNL/S&P Moderate              JNL/S&P Aggressive          JNL/S&P Very Aggressive
                                              Growth II                      Growth II                     Growth II
                                     ----------------------------   ----------------------------  -----------------------------
                                             Year ended                     Year ended                    Year ended
                                            December 31,                   December 31,                  December 31,
                                     ----------------------------   ----------------------------  -----------------------------
                                         2000          1999             2000          1999            2000           1999
                                     -------------- -------------   ------------- --------------  -------------- --------------

Proceeds from units issued           $  8,108,099   $  5,777,942    $  3,509,313  $  2,694,819    $  1,548,576   $  2,314,711
Value of units redeemed                  (624,660)      (332,510)       (825,639)     (231,356)       (187,580)       (69,512)
Transfers between portfolios and
   between portfolios and
   general account                      1,466,794        756,876         878,180       148,980         649,914        125,113
                                     -------------- -------------   ------------- --------------  -------------- --------------
Total gross deposits net of
   transfers to general account         8,950,233      6,202,308       3,561,854     2,612,443       2,010,910      2,370,312

Deductions:
Policyholder charges                        2,690            686             718            24             279            245
                                     -------------- -------------   ------------- --------------  -------------- --------------
Net deposits from policyholders      $  8,947,543   $  6,201,622    $  3,561,136  $  2,612,419    $  2,010,631   $  2,370,067
                                     ============== =============   ============= ==============  ============== ==============

-------------------------------------
* Commencement of operations.


                                     ------------------------------------------------------------------------------------------
                                            JNL/S&P Equity           JNL/S&P Equity Aggressive           JNL/First Trust
                                              Growth II                      Growth II                  The Dow Target 10
                                     -----------------------------  ----------------------------   ----------------------------
                                                                                                                  Period from
                                             Year ended                     Year ended                             August 16,
                                            December 31,                   December 31,            Year ended       1999* to
                                     -------------- --------------  ------------- --------------   December 31,   December 31,
                                         2000           1999            2000          1999             2000           1999
                                     -------------- --------------  ------------- --------------   ------------- --------------

Proceeds from units issued           $  6,382,484   $  2,943,087    $  2,336,492  $    647,274     $    804,124  $    293,834
Value of units redeemed                  (413,648)      (199,058)       (189,796)      (19,629)        (598,315)         (854)
Transfers between portfolios and
   between portfolios and
   general account                      2,000,334        636,878         855,778       (75,797)         746,982       226,764
                                     -------------- --------------  ------------- --------------   ------------- --------------
Total gross deposits net of
   transfers to general account         7,969,170      3,380,907       3,002,474       551,848          952,791       519,744

Deductions:
Policyholder charges                        1,391            503             327           254              177             -
                                     -------------- --------------  ------------- --------------   ------------- --------------
Net deposits from policyholders      $  7,967,779   $  3,380,404    $  3,002,147  $    551,594     $    952,614  $    519,744
                                     ============== ==============  ============= ==============   ============= ==============

                     Jackson National Life Insurance Company

                                and Subsidiaries



                               [GRAPHIC OMITTED]














                        Consolidated Financial Statements


                                December 31, 2000

                          INDEPENDENT AUDITOR'S REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. The accompanying consolidated statements of income, stockholder's equity and comprehensive income, and cash flows of Jackson National Life Insurance Company and Subsidiaries for the year ended December 31, 1998, were audited by other auditors whose report thereon dated February 5, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements, effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments."







February 2, 2001

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements


Consolidated Balance Sheet
(In thousands, except share information)

--------------------------------------------------------------------------------


                                                                                      December 31,
Assets                                                                            2000             1999
                                                                           -----------------    --------------
   Investments:
     Cash and short-term investments                                            $  2,023,306    $  2,162,340
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2000, $28,275,776; 1999,
        $27,325,447)                                                              27,296,281      26,233,916
        Equities (cost: 2000, $471,236; 1999, $443,781)                              479,279         497,096
     Mortgage loans, net of allowance                                              4,660,215       3,537,102
     Policy loans                                                                    687,245         675,643
     Other invested assets                                                           921,572         746,599
                                                                           -----------------    --------------
         Total investments                                                        36,067,898      33,852,696

   Accrued investment income                                                         480,590         445,241
   Deferred acquisition costs                                                      2,187,936       2,000,305
   Reinsurance recoverable                                                           358,131         328,010
   Deferred income taxes                                                             240,389         298,215
   Value of acquired insurance and goodwill                                          191,793         141,893
   Income taxes receivable from Parent                                                 9,117               -
   Other assets                                                                      161,453         159,381
   Variable annuity assets                                                         5,585,638       4,522,188
                                                                           -----------------    --------------
         Total assets                                                           $ 45,282,945    $ 41,747,929
                                                                           =================    ==============

Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                   $    905,128    $    901,710
       Deposits on investment contracts                                           24,776,433      25,339,544
       Guaranteed investment contracts                                             4,286,503       4,658,339
     Trust instruments supported by funding agreements                             2,867,497         997,973
     Savings deposits                                                                732,211         105,929
     Reverse repurchase agreements                                                 1,095,623       1,439,334
     Notes and bank debt                                                             671,712         282,884
     Securities lending payable                                                      678,000         288,000
     Income taxes payable to Parent                                                        -         179,123
     Other liabilities                                                               636,005         572,047
     Variable annuity liabilities                                                  5,585,638       4,522,188
                                                                           -----------------    --------------
         Total liabilities                                                        42,234,750      39,287,071
                                                                           -----------------    --------------

     Minority interest                                                               117,759               -
                                                                           -----------------    --------------

     Stockholder's Equity
     Capital stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800          13,800
     Additional paid-in capital                                                    1,570,063       1,360,982
     Accumulated other comprehensive loss
       net of tax of ($229,971) in 2000 and ($250,835) in 1999                     (427,088)        (465,836)
     Retained earnings                                                             1,773,661       1,551,912
                                                                           -----------------    --------------
     Total stockholder's equity                                                    2,930,436       2,460,858
                                                                           -----------------    --------------
         Total liabilities and stockholder's equity                             $ 45,282,945    $ 41,747,929
                                                                           =================    ==============

       See accompanying notes to the consolidated financials statements.

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements


Consolidated Income Statement
(In thousands)

--------------------------------------------------------------------------------


                                                                          Years Ended December 31,
                                                               2000                 1999                1998
                                                          -----------------    -----------------  ------------------
Revenues
   Premiums                                               $        230,801       $      258,311   $        263,686

   Net investment income                                         2,610,983            2,476,196          2,478,277

   Net realized investment gains (losses)                         (120,855)              44,318             69,446

   Fee income:
     Mortality charges                                             133,969              134,744            136,040
     Surrender charges                                              80,075               72,601             76,878
     Expense charges                                                17,820               17,481             19,217
     Variable annuity fees                                          75,905               41,521             21,411
     Net asset management fees                                      24,344               13,118              7,044
     Net retained commissions                                            -                    -                396
                                                          -----------------    -----------------  ------------------
   Total fee income                                                332,113              279,465            260,986

   Other income                                                     39,821               37,286             32,974
                                                          -----------------    -----------------  ------------------
     Total revenues                                              3,092,863            3,095,576          3,105,369
                                                          -----------------    -----------------  ------------------

Benefits and Expenses
   Death benefits                                                  317,350              289,220            284,753
   Interest credited on deposit liabilities                      1,591,921            1,637,478          1,664,133
   Interest expense on notes, bank debt and reverse
   repurchase
      agreements                                                    94,544               73,991            121,035
   Interest expense on trust instruments supported
      by funding agreements                                        155,192               28,480                  -
   Decrease in reserves, net of reinsurance                        (47,448)             (32,199)           (20,712)
   Commissions                                                     361,672              312,213            208,177
   General and administrative expenses                             234,452              214,620            183,374
   Deferral of policy acquisition costs                           (429,358)            (360,205)          (251,166)
   Amortization of acquisition costs:
     Attributable to operations                                    237,416              210,248            194,045
     Attributable to net realized investment gains
     (losses)                                                      (15,491)              15,798             24,096
   Amortization of acquired insurance and goodwill                  18,586               16,041             14,895
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,518,836            2,405,685          2,422,630
                                                          -----------------    -----------------  ------------------
     Pretax income before minority interest                        574,027              689,891            682,739
   Minority interest                                                40,227                    -                  -
                                                          -----------------    -----------------  ------------------
     Pretax income                                                 614,254              689,891            682,739
   Federal income tax expense                                      216,200              241,500            239,000
                                                          -----------------    -----------------  ------------------
     Income before cumulative effect of change in
       accounting principle                                        398,054              448,391            443,739
   Cumulative effect of change in accounting principle                   -               17,884                  -
                                                          -----------------    -----------------  ------------------
     Net Income                                             $      398,054      $       466,275    $       443,739
                                                          =================    =================  ==================

   Pro forma net income assuming the change in
    accounting principle is applied retroactively                               $       448,391    $       437,811
                                                                               =================  ==================


       See accompanying notes to the consolidated financials statements.

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements


Consolidated Statement of Stockholder's Equity and Comprehensive Income (In thousands)

--------------------------------------------------------------------------------

                                                                       Years Ended December 31,
                                                           2000                 1999                  1998
                                                     -------------------  -------------------  --------------------

Common stock, beginning and end of year              $         13,800     $         13,800     $         13,800
                                                     -------------------  -------------------  --------------------

Additional paid-in capital
Beginning of year                                           1,360,982            1,360,982              832,982
    Capital contributions                                     209,081                    -              528,000
                                                     -------------------  -------------------  --------------------
End of year                                                 1,570,063            1,360,982            1,360,982
                                                     -------------------  -------------------  --------------------

Accumulated other comprehensive income (loss)
Beginning of year                                            (465,836)             325,273              440,537
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $20,864 in 2000, $(425,982) in
       1999, and $(62,065)in 1998                              38,748             (791,109)            (115,264)
                                                     -------------------  -------------------  --------------------
End of year                                                  (427,088)            (465,836)             325,273
                                                     -------------------  -------------------  --------------------

Retained earnings
Beginning of year                                           1,551,912            1,181,947            1,327,830
    Net income                                                398,054              466,275              443,739
    Dividends paid to stockholder                            (176,305)             (96,310)            (589,622)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,773,661            1,551,912            1,181,947
                                                     -------------------  -------------------  --------------------

Total stockholder's equity                           $      2,930,436     $       2,460,858    $      2,882,002
                                                     ===================  ===================  ====================



                                                                      Years Ended December 31,
                                                           2000                 1999                 1998
                                                     -------------------  -------------------  ------------------
Comprehensive income (loss)
Net income                                           $        398,054     $        466,275     $        443,739
Net unrealized holding gains (losses) arising
       during the period, net of tax of
       $24,218 in 2000, $(398,646) in
       1999 and $(41,366) in 1998                              44,976             (740,343)             (76,823)
Reclassification adjustment for gains (losses)
       included in
       net income, net of tax of  $(3,354) in 2000,
       $(27,336) in 1999 and $(20,699) in 1998                 (6,228)             (50,766)             (38,441)
                                                     -------------------  -------------------  ------------------
Comprehensive income (loss)                          $        436,802     $       (324,834)    $        328,475
                                                     ===================  ===================  ==================


       See accompanying notes to the consolidated financials statements.

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements


Consolidated Statement of Cash Flows
(In thousands)

--------------------------------------------------------------------------------

                                                                             Years Ended December 31,
                                                                   2000                1999               1998
                                                              ----------------    ----------------   -----------------
Cash flows from operating activities:
     Net income                                               $       398,054     $       466,275    $      443,739
     Adjustments  to  reconcile  net income to net
       cash  provided  by  operating activities:
         Net realized investment (gains) losses                       120,855             (44,318)          (69,446)
         Interest credited on deposit liabilities                   1,591,921           1,637,478         1,664,133
         Interest expense on trust instruments supported
           by funding agreements                                      155,192              28,480                 -
         Other charges                                               (231,864)           (224,826)         (253,546)
         Amortization of discount and premium on
           investments                                                (23,962)            (69,919)         (104,586)
         Deferred income tax provision                                 37,000             104,600            42,100
         Change in:
              Accrued investment income                               (35,349)            (17,944)          (40,885)
              Deferred acquisition costs                             (207,433)           (123,659)          (33,025)
              Value of acquired insurance and goodwill                 18,586              16,041            14,895
              Income taxes payable to Parent                           20,841                 887            34,941
              Other assets and liabilities, net                       (21,647)             52,830          (100,244)
                                                              ----------------    ----------------   -----------------
     Net cash provided by operating activities                      1,822,194           1,825,925         1,598,076
                                                              ----------------    ----------------   -----------------

Cash flows from investing activities:
     Sales of fixed maturities and equities available
         for sale                                                   3,877,665           5,374,124         6,923,936
     Principal repayments, maturities, calls
         and redemptions:
         Fixed maturities available for sale                          912,953           2,426,270         1,020,281
         Mortgage loans                                               280,820             113,545           127,201
        Purchases of:
         Fixed maturities and equities available for sale          (5,915,958)         (8,677,736)       (8,847,509)
            Mortgage loans                                           (930,007)         (1,071,678)       (1,008,131)
     Acquisition of Highland Federal Bank                             (43,349)                 -                  -
     Other investing activities                                       149,523              15,873          (769,833)
                                                              ----------------    ----------------   -----------------
       Net cash used by investing activities                       (1,668,353)         (1,819,602)       (2,554,055)
                                                              ----------------    ----------------   -----------------

Cash flows from financing activities:
  Policyholders account balances:
         Deposits                                                   7,578,354           7,211,159         5,185,920
         Withdrawals                                               (6,176,725)         (5,723,094)       (4,306,150)
     Net transfers to separate accounts                            (1,901,367)         (1,755,761)         (509,182)
     Proceeds from notes and bank debt                                374,384              33,700                 -
     Payments on notes and bank debt                                 (167,213)                 -                  -
     Increase in savings deposits                                     175,997              (1,095)            1,268
     Payment of cash dividends to Parent                             (176,305)            (96,310)         (589,622)
     Capital contribution from Parent                                       -                   -           528,000
                                                              ----------------    ----------------   -----------------
     Net cash (used) provided by financing activities                (292,875)           (331,401)          310,234
                                                              ----------------    ----------------   -----------------

      Net decrease in cash and short-term investments                (139,034)           (325,078)         (645,745)

Cash and short-term investments, beginning of year                  2,162,340           2,487,418         3,133,163
                                                              ----------------    ----------------   -----------------
Cash and short-term investments, end of year                  $     2,023,306     $     2,162,340    $    2,487,418
                                                              ================    ================   =================


       See accompanying notes to the consolidated financials statements.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

1.   Nature of Operations

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). The Company has historically accounted for its investment in the PPMA Funds using the equity method. As a result of corporate restructuring in 2000, JNL obtained effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in 2000 in the accompanying financial statements. JNL owns a 72.0% interest in SIF I and a 15.1% interest in CBO
     II. The minority interest reflected in the accompanying financial statements reflects the interests of other parties in the PPMA Funds.

     On November 10, 1998, JNL Thrift Holdings, Inc. completed its acquisition of First Federal Savings and Loan Association of San Bernardino, a thrift located in San Bernardino, California. Following the acquisition, the thrift was renamed Jackson Federal Bank ("Jackson Federal"). On September 29, 2000 Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisitions were accounted for by the purchase method and the results of Jackson Federal and Highland are included in the consolidated income statement from the respective dates of acquisition.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Change in Accounting Principles
     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 is treated as a cumulative effect of a change in accounting principle and prior periods have not been restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million is included in net income in 1999.

     Effective January 1, 1999, JNL adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The impact of adoption was not material.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------



2.       Summary of Significant Accounting Policies (continued)

     Recently Issued Accounting Standards
     In June 1998, the Financial Accounting Standards Board issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statement No. 137 and 138, is effective for fiscal years beginning after June 15, 2000 and establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, will be recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. The Company will adopt this Statement effective January 1, 2001. Upon adoption, a net transitional adjustment based on the aggregate fair value of the Company's derivative instruments as of December 31, 2000 will be recorded as a cumulative effect of a change in accounting principle. Currently, the Company is continuing its analysis of the impact of FAS 133 on its financial statements. Net earnings in 2001 and future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, the fair value of derivative contracts will now be reflected in income while the largely offsetting change in fair value of the Company's investments will remain as an adjustment to equity in the balance sheet as unrealized gain and losses.

     Comprehensive Income
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     Investments
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

2.    Summary of Significant Accounting Policies (continued)

     Derivative Financial Instruments
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2000 and 1999 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Purchased put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     Derivative financial instruments are held primarily for hedging purposes. High yield bond index swaps and equity index derivatives, including swaps and futures, and emerging market bond index swaps were held for investment purposes in 1998.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

2.      Summary of Significant Accounting Policies (continued)

     acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $300.2 million at December 31, 2000 and $320.0 million at December 31, 1999 to reflect this change.

     Value of Acquired Insurance and Goodwill
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal and Highland. Jackson Federal had total assets of $110.0 million and deposits of $105.8 million at the date of the acquisition. Highland had total assets of $692.0 million and deposit liabilities of $450.2 million at the date of acquisition in 2000. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years and goodwill is amortized over 15 years.

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     Policy Reserves and Liabilities
     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     Deposits on investment contracts:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract as of the valuation date. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     Trust Instruments Supported by Funding Agreements
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purposes of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

2.   Summary of Significant Accounting Policies (continued)

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses are excluded from net income.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $5,528.6 million and $4,461.2 million at December 31, 2000 and 1999, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $57.0 million and $61.0 million at December 31, 2000 and 1999, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     Savings Deposits
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   Fair Value of Financial Instruments
     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities:
     Fair values for fixed maturities securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     Equity Securities:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

3.   Fair Value of Financial Instruments (continued)

     Mortgage Loans:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $5,101.1 million and $3,514.9 million at December 31, 2000 and 1999, respectively.

     Policy Loans:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     Derivatives:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation models.

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $19.6 billion and $18.7 billion, respectively, at December 31, 2000, and $20.2 billion and $19.2 billion, respectively, at December 31, 1999.

     Reserves for Guaranteed Investment Contracts:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $4.3 billion and $4.7 billion at December 31, 2000 and 1999, respectively.

     Trust Instruments Supported by Funding Agreements:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.9 billion and $1.0 billion at December 31, 2000 and 1999, respectively.

     Savings Deposits:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $732.3 million and $105.4 million at December 31, 2000 and 1999, respectively.

     Reverse Repurchase Agreements:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     Notes and Bank Debt:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $5,314.7 million and $4,336.8 million at December 31, 2000 and 1999, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

4.   Investments

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     Fixed Maturities
     The following table sets forth fixed maturity investments at December 31, 2000, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2000, investments rated by the Company's investment advisor totaled $717.8 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                 Percent of Total
                  Investment Rating                   Assets
                                                --------------------
                  AAA
                                                           12.8%
                  AA                                        1.9
                  A
                                                           16.4
                  BBB
                                                           21.9
                                                --------------------
                      Investment grade
                                                           53.0
                                                --------------------
                  BB
                                                            3.8
                  B and below                               3.5
                                                --------------------
                      Below investment grade                7.3
                                                --------------------
                      Total fixed maturities               60.3
                                                --------------------
                  Other assets                             39.7
                                                --------------------
                      Total assets                       100.0%
                                                ====================

     At December 31, 2000, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $121.1 million and $27.4 million, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

4.    Investments (continued)

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):

                                                                   Gross             Gross           Estimated
                                             Amortized          Unrealized         Unrealized           Fair
     December 31, 2000                         Cost                Gains             Losses            Value
                                        -------------------- ------------------ ------------------ -----------------
     U.S. Treasury securities                $       4,623          $     138       $         -       $      4,761
     U.S. Government agencies
          and foreign governments                  108,157              2,278             5,416            105,019
     Public utilities                              504,853              4,219            12,983            496,089
     Corporate securities
          and commercial loans                  16,957,873            241,934         1,179,355         16,020,452
     Mortgage-backed securities                 10,700,270            131,446           161,756         10,669,960
                                        -------------------- ------------------ ------------------ -----------------
          Total                              $  28,275,776          $ 380,015       $ 1,359,510       $ 27,296,281
                                        ==================== ================== ================== =================

                                                                  Gross              Gross           Estimated
                                            Amortized           Unrealized        Unrealized           Fair
     December 31, 1999                         Cost               Gains             Losses             Value
                                        -------------------- ------------------ ------------------ -----------------
     U.S. Treasury securities                $       9,974        $        17       $       380      $       9,611
     U.S. Government agencies
         and foreign governments                   282,938             13,276             2,559            293,655
     Public utilities                              547,355              5,419            25,850            526,924
     Corporate securities
           and commercial loans                 15,304,146            126,822           787,942         14,643,026
     Mortgage-backed securities                 11,181,034             22,677           443,011         10,760,700
                                        -------------------- ------------------ ------------------ -----------------
          Total                              $  27,325,447        $   168,211       $ 1,259,742      $  26,233,916
                                        ==================== ================== ================== =================


     Gross unrealized gains pertaining to equity securities at December 31, 2000 and 1999 were $65.0 million and $83.3 million, respectively. Gross unrealized losses at December 31, 2000 and 1999 were $57.0 million and $30.0 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            Amortized              Estimated
                                                                              Cost                Fair Value
                                                                       --------------------  ----------------------
     Due in 1 year or less                                                   $    248,037            $    262,048
     Due after 1 year through 5 years                                           4,635,748               4,426,226
     Due after 5 years through 10 years                                         7,497,074               7,057,349
     Due after 10 years through 20 years                                        2,389,543               2,233,314
     Due after 20 years                                                         2,805,104               2,647,384
     Mortgage-backed securities                                                10,700,270              10,669,960
                                                                       --------------------  ----------------------
          Total                                                              $ 28,275,776            $ 27,296,281
                                                                       ====================  ======================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

4.    Investments (continued)

     Fixed maturities with a carrying value of $3.1 million and $2.7 million were on deposit with regulatory authorities at December 31, 2000 and 1999, respectively, as required by law in various states in which business is conducted.

     Mortgage Loans
     Mortgage loans, net of allowance for loan losses of $33.4 million and $15.4 million at December 31, 2000 and 1999, respectively, are as follows (in thousands):

                                                                                        December 31,
                                                                                 2000                  1999
                                                                           ------------------    ------------------
         Residential                                                             $   652,519           $   103,869
         Commercial                                                                4,007,696             3,433,233
                                                                           ------------------    ------------------
              Total                                                              $ 4,660,215           $ 3,537,102
                                                                           ==================    ==================

     At December 31, 2000, mortgage loans were collateralized by properties located in 38 states and Canada. Approximately 26% of the aggregate carrying value of the portfolio is secured by properties located in California.

     Other Invested Assets
     Other invested assets consist primarily of investments in limited partnerships that invest in securities. Limited partnership income recognized by the Company was $73.5 million, $34.3 million and $10.2 million in 2000, 1999 and 1998, respectively. At December 31, 2000, the Company has unfunded commitments related to its investments in limited partnerships totaling $598.5 million.

     Derivatives
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts,  estimated fair
     values  and  gains  and  losses  for   derivative   financial   instruments
     outstanding is as follows (in thousands):

                                                                 December 31,
                                              2000                                           1999
                          ---------------------------------------------   -------------------------------------------
                           Contractual/                                     Contractual/
                             Notional           Fair          Gain/           Notional         Fair        Gain/
                              Amount            Value         (Loss)           Amount         Value       (Loss)
                         ------------------ -------------- -------------   ---------------- ----------- ------------
     Interest rate swaps   $     7,375,000   $ (215,979)    $ (216,947)     $   4,610,000   $  19,878   $   19,878
     Cross-currency
        swaps                    2,085,701     (135,919)                          808,572     (61,472)     (61,472)
                                                              (135,919)
     Put-swaptions              23,000,000       17,305                        29,500,000      14,792        1,706
                                                                 3,713
     Futures                        88,694            -         (5,470)            62,557           -        4,633
     Call options                1,716,003      556,739        119,729          1,501,075     628,836      339,321

     During 2000, 1999, and 1998, the Company recorded net expenses of $65.5 million, $29.9 million, and $20.2 million, respectively, on derivative instruments. Included in these amounts was a loss of $6.1 million in 1998 related to investment activity. During 1999 and 1998, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps and $10.1 million on the termination of emerging market bond index swaps, respectively. The average notional amount of swaps outstanding was $8.1 billion and $4.6 billion in 2000 and 1999, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

4.    Investments (continued)

     Securities Lending
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2000 and 1999, the estimated fair value of loaned securities was $662.2 million and $313.8 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $678.0 million and $288.0 million at December 31, 2000 and 1999, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.    Investment Income and Realized Gains and Losses

     The sources of net investment income by major category are as follows (in thousands):

                                                                  Years ended December 31,
                                                       2000                 1999                 1998
                                                 -----------------    ------------------   ------------------
     Fixed maturities                             $     2,136,323      $     2,094,557      $     2,160,543
     Other investment income                              513,478              420,764              360,846
                                                 -----------------    ------------------   ------------------
       Total investment income                          2,649,801            2,515,321            2,521,389
     Less investment expenses                             (38,818)             (39,125)             (43,112)
                                                 -----------------    ------------------   ------------------
       Net investment income                      $     2,610,983      $     2,476,196      $     2,478,277
                                                 =================    ==================   ==================

     Net realized investment gains and losses are as follows (in thousands):

                                                                  Years ended December 31,
                                                       2000                 1999                 1998
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                                $        43,458      $        99,131     $        120,325
       Gross losses                                       (55,497)             (28,163)             (29,121)
     Sales of equity securities
       Gross gains                                         32,577               54,849               25,682
       Gross losses                                        (1,520)                (228)                (100)
     Impairment losses                                   (141,079)             (77,076)             (31,532)
     Other invested assets, net                             1,206               (4,195)             (15,808)
                                                 -----------------    ------------------   ------------------
       Total before minority interest                    (120,855)              44,318               69,446
     Minority interest                                     49,821                    -                    -
                                                 -----------------    ------------------   ------------------
       Total                                        $     (71,034)     $        44,318     $         69,446
                                                 =================    ==================   ==================

6.   Value of Acquired Insurance and Goodwill

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal and Highland.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

6.   Value of Acquired Insurance and Goodwill (continued)

     The amortization of acquired insurance and goodwill was as follows (in thousands):

                                                                            Years ended December 31,
                                                                 2000                 1999                 1998
                                                           -----------------    -----------------    -----------------
     Value of insurance in force:
       Balance, beginning of year                          $      138,734       $        154,402     $        169,245
       Interest, at rates varying from 6.5% to 9.5%                12,201                 13,690               15,095
          Amortization                                            (28,723)               (29,358)             (29,938)
                                                           -----------------    -----------------    -----------------
       Balance, end of year                                $      122,212       $        138,734     $        154,402
                                                           =================    =================    =================
     Goodwill:
       Balance, beginning of year                          $        3,159       $          3,774     $             -
       Acquisitions and adjustments                                68,486                   (242)               3,826
          Amortization                                             (2,064)                  (373)                 (52)
                                                           -----------------    -----------------    -----------------
       Balance, end of year                                $       69,581       $          3,159     $          3,774
                                                           =================    =================    =================

     Value of insurance in force and goodwill:
          Net amortization                                 $     (18,586)       $       (16,041)     $        (14,895)
                                                           =================    =================    =================
       Balance, end of year                                $      191,793       $       141,893      $        158,176
                                                           =================    =================    =================

      The value of acquired insurance and goodwill estimated amortization is as follows (in thousands):

     2001                        $   23,400

     2002                            24,500

     2003                            25,600

     2004                            26,900

     2005                            28,200

     Thereafter                      63,193

                                 ---------------
          Total                  $  191,793
                                 ===============

7.       Savings Deposits

     Savings deposits are as follows (in thousands):

                                                                         December 31,
                                                          2000                                   1999
                                            ----------------------------------     ---------------------------------
                                                                  Weighted                             Weighted
                     Type                                          Average                             Average
                                                Amount              Rate             Amount              Rate
                                            ----------------    --------------    -------------    -----------------
     Demand deposits                        $        69,470          1.40%        $      7,979            .87%
     Regular passbook                                33,844          2.16%               5,609           2.01%
     Money market checking and
          savings                                    49,174          3.56%              12,012           2.34%
     Certificates of deposit                        579,723          6.05%              80,329           5.12%
                                            ----------------    --------------    -------------    -----------------
                                            $        732,211         5.33%        $    105,929           4.42%
                                            ================    ==============    =============    ==================

     The contractual maturities of certificates of deposit at December 31, 2000 were as follows:

     Years Ending December 31,
                      2001                                      $  480,733
                      2002                                          87,266
                      2003                                           6,812
                      2004                                           4,071
                      Thereafter                                       841
                                                                -----------
                                                                $  579,723
                                                                ===========
                                       16

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------
7.       Savings Deposits (continued)

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                                 Years ended December 31,
                                                                         -------------------------------------
                                                                              2000                 1999
                                                                         ----------------     ----------------

     Demand deposits, regular passbook and money market accounts         $         1,457      $           497
     Certificates of deposit                                                      15,533                3,960
                                                                         ----------------     ----------------
                                                                         $        16,990      $         4,457
                                                                         ================     ================

     Certificates of deposit greater than $100,000 totaled approximately $146.2 million and $14.6 million at December 31, 2000 and 1999, respectively.

8.   Notes and Bank Debt

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2000 and 1999 was as follows (in thousands):

                                                                   2000                            1999
                                                        ----------------------------    ----------------------------
                                                          Carrying      Estimated        Carrying      Estimated
                                                           Amount       Fair Value        Amount       Fair Value
                                                        -------------- -------------    ------------ ---------------
       Surplus notes                                    $     249,193  $    249,800     $  249,184   $    248,800
       Advances from the Federal Home Loan Bank               234,534       235,255         33,700         33,569
       Debt of PPMA Funds                                     187,985       184,659             --             --
                                                        -------------- -------------    ------------ ---------------
                 Total                                  $     671,712  $    669,714     $  282,884   $    282,369
                                                        ============== =============    ============ ===============

     Surplus Notes
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2000, 1999 and 1998.

     Advances from the Federal Home Loan Bank
     Jackson Federal began utilizing the credit programs offered by the Federal Home Loan Bank ("FHLB") during 1999. FHLB advances, maturing in years through 2008, totaled $234.5 million and $33.7 million at December 31, 2000 and 1999, respectively, at weighted average interest rates of 6.22% and 5.93%, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $407.4 million at December 31, 2000. Interest paid totaled $5.2 million and $0.5 million in 2000 and 1999, respectively.

     PPMA Funds
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

8.   Notes and Bank Debt (continued)

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2000 financial statements bear interest rates ranging from 8.22% to 8.63%.

     CBO II has issued $70.95 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2000 financial statements bear interest rates ranging from 7.38% to 8.13%.

     Outstanding debt balances on the PPMA Funds included in the December 31, 2000 financial statements are as follows (in thousands):

                                                              SIF I             CBO II            Total
                                                         -----------------    ------------     -------------

         Subordinated secured notes                      $         25,000     $    45,000      $     70,000
         Revolving credit facility                                 76,125          41,860           117,985
                                                         -----------------    ------------     -------------
         Total outstanding                               $        101,125     $    86,860      $    187,985
                                                         =================    ============     =============

     Interest expense on the debt totaled $24.2 million in 2000.


9.    Reverse Repurchase Agreements

     During 2000, 1999 and 1998, the Company entered into reverse repurchase and dollar roll repurchase agreements (in 1998 only) whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $680.0 million and $987.8 million during 2000 and 1999, respectively, at weighted average interest rates of 6.52% and 5.39%, respectively. Interest paid totaled $44.3 million, $53.2 million and $100.2 million in 2000, 1999 and 1998, respectively. The highest level of short-term borrowings at any month end was $1.2 billion in 2000 and $1.5 billion in 1999.

10.  Reinsurance

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------


10.  Reinsurance (continued)

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    Years ended December 31,
                                                           2000               1999                1998
                                                     ------------------ ------------------  -----------------
     Direct premiums                                 $        341,078   $        361,367     $       356,368
     Assumed premiums                                           4,324              4,941               5,162
     Less reinsurance ceded                                  (114,601)          (107,997)            (97,844)
                                                     ------------------ ------------------  -----------------
       Total net premiums                            $        230,801   $        258,311     $       263,686
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                                    December 31,
                                                                               2000               1999
                                                                         ------------------ -----------------
     Ceded reserves                                                      $        326,675   $       289,034
     Ceded claims liability                                                        17,083            15,939
     Ceded - other                                                                 14,373            23,037
                                                                         ------------------ -----------------
       Total                                                             $        358,131   $       328,010
                                                                         ================== =================

     Reserves reinsured through Brooke Life were $71.7 million and $76.4 million at December 31, 2000 and 1999, respectively.

11.  Federal Income Taxes

     The components of the provision for federal income taxes are as follows (in thousands):


                                                                        Years ended December 31,
                                                                  2000              1999           1998
                                                            -----------------  --------------  --------------
     Current tax expense                                    $      179,200     $     136,900   $     196,900
     Deferred tax expense                                           37,000           104,600          42,100
                                                            -----------------  --------------  --------------

     Provision for federal income taxes                     $      216,200     $     241,500   $    239,000
                                                            =================  ==============  ==============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2000, 1999 and 1998 as follows (in thousands):

                                                                         Years ended December 31,
                                                                   2000             1999            1998
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate                           $     214,989    $     241,462   $     238,959
     Other                                                            1,211               38              41
                                                              ---------------  --------------- ---------------
     Provision for federal income taxes                       $     216,200    $     241,500   $     239,000
                                                              ===============  =============== ===============

     Effective tax rate                                               35.2%            35.0%           35.0%
                                                              ===============  =============== ===============

--------------------------------------------------------------------------------
     Federal income taxes paid were $148.6 million, $147.4 million and $161.9 million, in 2000, 1999 and 1998, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------


11.  Federal Income Taxes (continued)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                             Years ended December 31,
                                                                             2000                1999
                                                                        -----------------  ------------------
     Gross deferred tax asset
     Policy reserves and other insurance items                          $        615,201   $         617,829
     Difference between financial reporting and the tax basis of:
          Insolvency fund assessments                                             23,303              28,553
     Net unrealized losses on available for sale securities                      335,041             362,836
                                                                        -----------------  ------------------
     Total deferred tax asset                                                    973,545           1,009,218
                                                                        -----------------  ------------------

     Gross deferred tax liability
     Deferred acquisition costs                                                 (627,253)           (569,295)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                          (42,774)            (48,557)
        Investment assets acquired                                                (9,331)            (40,499)
        Other assets                                                                 (95)              (6(37)
     Other, net                                                                  (53,703)            (52,615)
                                                                        -----------------  ------------------
     Total deferred tax liability                                               (733,156)           (711,003)
                                                                        -----------------  ------------------

     Net deferred tax asset                                             $        240,389   $         298,215
                                                                        =================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.


12.  Commitments and Contingencies

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including a 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgement is expected.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2000 and 1999, the Company's reserve for future state guaranty fund assessments was $56.3 million and $80.2 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $46.1 million and $46.3 million at December 31, 2000 and 1999, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

13.  Stockholder's Equity

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. On January 1, 2001 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $273.9 million.

     The Company received capital contributions from its parent of $209.1 million in 2000 and $528.0 million in 1998. The $209.1 million capital contribution in 2000 resulted from Brooke Life forgiving an intercompany tax liability. Dividend payments were $176.3 million, $96.3 million and $589.6 million in 2000, 1999 and 1998, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,221.9 million and $2,260.8 million at December 31, 2000 and 1999, respectively. Statutory net income of the Company was $243.8 million, $355.4 million, and $321.8 million in 2000, 1999 and 1998, respectively.

     Effective January 1, 2001, the Codification of Statutory Accounting Principles guidance will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Company is in the process of estimating the potential effect of the codification guidance and does not believe it to be material.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2000, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

14.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $27.1 million, $26.0 million and $28.9 million to PPM for investment advisory services during 2000, 1999 and 1998, respectively.

15.  Benefit Plans

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $5.7 million, $2.9 million and $3.8 million in 2000, 1999 and 1998, respectively.